                                                      Registration No. 333-80191


    As filed with the Securities and Exchange Commission on April 29, 2002

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 4
                        TO REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
    (Complete Address of Depositor's Principal Executive Offices)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                        American General Life Companies
                              2929 Allen Parkway
                             Houston, Texas 77019
               (Name and Complete Address of Agent for Service)

               Title and Amount of Securities Being Registered:
                 An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                    Under Variable Life Insurance Policies

Amount of Filing Fee: None required.

It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                 RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET

ITEM NO. OF FORM N-8B-2*                                      PROSPECTUS CAPTION
------------------------                                      ------------------
1                                                             Additional Information: Separate Account VL-R
2                                                             Additional Information: AGL.
3                                                             Inapplicable.**
4                                                             Additional Information: Distribution of Policies.
5, 6                                                          Additional Information: Separate Account VL-R.
7                                                             Inapplicable.**
8                                                             Inapplicable.**
9                                                             Additional Information: Legal Matters.
10(a)                                                         Additional Information: Your Beneficiary, Assigning Your Policy.
10(b)                                                         Basic Questions You May Have: How will the value of my investment in a
                                                               Policy change over time?
10(c)(d)                                                      Basic Questions You May Have: How can I change my Policy's insurance coverage? How can I access my investment in a Policy? Can I choose the form in which AGL pays out any proceeds from my Policy?
10(e)                                                         Basic Questions You May Have: Must I invest any minimum amount in a policy?
10(f)                                                         Additional Information: Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)                        Basic Questions You May Have: To what extent will AGL vary the terms and conditions of the Policies in particular cases? Additional
                                                               Information: Voting Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)                        Inapplicable.**
10(i)                                                         Additional Information: Separate Account VL-R; Tax Effects.
11                                                            Basic Questions You May Have: How will the value of my investment in a
                                                               Policy change over time?
12(a)                                                         Additional Information: Separate Account VL-R. Front Cover.
12(b)                                                         Inapplicable.**
12(c), 12(d)                                                  Inapplicable.**
12(e)                                                         Inapplicable, because the Separate Account did not commence operations.
13(a)                                                         Basic Questions You May Have: What charges will AGL deduct from my investment in a Policy? What charges and expenses will the Mutual
                                                               Funds deduct from the amounts I invest through my Policy? Additional
                                                               Information: More About Policy Charges.
13(b)                                                         Illustrations of Hypothetical Policy Benefits.
13(c)                                                         Inapplicable.**
13(d)                                                         Basic Questions You May Have: To what extent will AGL vary the terms and conditions of the Policy in particular cases?
13(e), 13(f), 13(g)                                           None.
14                                                            Basic Questions You May Have: How can I invest money in a Policy?
15                                                            Basic Questions You May Have: How can I invest

                                                    money in a Policy? How do I communicate with AGL?
16                                                 Basic Questions You May Have: How will the value of my investment in a Policy change over time? Additional Information: Separate Account VL-R.

ITEM NO.                                           ADDITIONAL INFORMATION
--------                                           ----------------------
17(a), 17(b)                                       Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                                              Inapplicable.**
18(a)                                              Captions referred to under Item 16.
18(b), 18(d)                                       Inapplicable.**
18(c)                                              Additional Information: Separate Account VL-R.
19                                                 Additional Information: Separate Account VL-R; Our Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)           Inapplicable.**
21(a), 21(b)                                       Basic Questions You May Have: How can I access my investment in a Policy?
                                                    Additional Information: Payment of Policy Proceeds.
21(c)                                              Inapplicable.**
22                                                 Additional Information: Payment of Policy Proceeds-Delay to Challenge Coverage.
23                                                 Inapplicable.**
24                                                 Additional Information. Additional Rights That We Have.
25                                                 Additional Information: AGL.
26                                                 Inapplicable, because the Separate Account has not yet commenced operations.
27                                                 Additional Information: AGL.
28                                                 Additional Information: AGL's Management.
29                                                 Additional Information: AGL.
30, 31, 32, 33, 34                                 Inapplicable, because the Separate Account has not yet commenced operations.
35                                                 Inapplicable.**
36                                                 Inapplicable.**
37                                                 None.
38, 39                                             Additional Information: Distribution of the Policies.
40                                                 Inapplicable, because the Separate Account has not yet commenced operations.
41(a)                                              Additional Information: Distribution of the Policies.
41(b), 41(c)                                       Inapplicable.**
42, 43                                             Inapplicable, because the Separate Account has not yet commenced operations or issued any securities.
44(a)(1), 44(a)(2), 44(a)(3)                       Basic Questions You May Have: How will the value of my investment in a Policy change over time?
44(a)(4)                                           Additional Information: Tax Effects--Our taxes.
44(a)(5), 44(a)(6)                                 Basic Questions You May Have: What charges will AGL deduct from my investment in a Policy?
44(b)                                              Inapplicable.**
44(c)                                              Caption referenced in 13(d) above.
45                                                 Inapplicable, because the Separate Account has not yet commenced operations.
46(a)                                              Captions referenced in 44(a) above.
46(b)                                              Inapplicable.**
47, 48, 49                                         None.
50                                                 Inapplicable.**
51                                                 Inapplicable.**
52(a), 52(c)                                       Basic Questions You May Have: To what extent can AGL vary the terms and conditions of the Policy in particular cases? Additional Information:

                                   Additional Rights That We Have.
52(b), 52(d)                      None.
53(a)                             Additional Information: Tax Effects--Our taxes.
53(b), 54                         Inapplicable.**
55                                Illustrations of Hypothetical Policy Benefits.
56-59                             Inapplicable.**


* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.


                                                   CORPORATE AMERICA - VARIABLE

                             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY (THE "POLICY") ISSUED BY
                                          AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")

HOME OFFICE:  (Express Delivery)            (US Mail)                               (Phone)
Corporate Markets Group                     Corporate Markets Group                 1-888-222-4943
2727 Allen Parkway, W12-01                  P. O. Box 4647                          or  1-713-831-6934
Houston, Texas 77019-2191                   Houston, Texas 77210-4647               or:  1-888-436-5258 (hearing impaired)
Facsimile:  1-713-831-4622

This booklet is called the "prospectus."

         This Policy is available to individuals, corporations, and other organizations. This Policy may be sold under certain arrangements that include those in which a trustee or an employer, for example, purchases policies covering a certain class of individuals. Other arrangements include those in which an employer allows us to sell the Policy to its employees or retirees on an individual basis.

         Investment options. The AGL declared fixed interest account is the fixed investment option for this Policy. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

                          FUND                             INVESTMENT ADVISER                       INVESTMENT OPTION
       ------------------------------------------   --------------------------------   --------------------------------------------

..      AIM Variable Insurance Funds..............   A I M Advisors, Inc.............   AIM V.I. International Equity Fund
        - Class I Shares                                                               AIM V.I. Premiere Equity Fund
..      American Century Variable Portfolios, Inc.   American Century Investment.....   VP Value Fund
                                                    Management, Inc.
..      Ayco Series Trust.........................   The Ayco Company, L.P...........   Ayco Growth Fund
..      Credit Suisse Trust.......................   Credit Suisse Asset Management,.   Small Cap Growth Portfolio
                                                    LLC
..      Dreyfus Investment Portfolios.............   The Dreyfus Corporation.........   MidCap Stock Portfolio - Initial shares
..      Dreyfus Variable Investment Fund..........   The Dreyfus Corporation.........   Quality Bond Portfolio - Initial shares
                                                                                       Small Cap Portfolio - Initial shares
..      Fidelity Variable Insurance Products Fund.   Fidelity Management &...........   VIP Asset Manager(SM) Portfolio - Service
                                                    Research Company                   Class 2
                                                                                       VIP Contrafund(R) Portfolio - Service Class 2
                                                                                       VIP Equity-Income Portfolio - Service Class 2
                                                                                       VIP Growth Portfolio - Service Class 2
..      Janus Aspen Series - Service Shares.......   Janus Capital...................   Aggressive Growth Portfolio
                                                                                       International Growth Portfolio
                                                                                       Worldwide Growth Portfolio
..      J. P. Morgan Series Trust II..............   J. P. Morgan Investment ........   J.P.Morgan Small Company
                                                    Management Inc.                    Portfolio
..      MFS Variable Insurance Trust..............   Massachusetts Financial.........   MFS Capital Opportunities Series
                                                    Services Company                   MFS Emerging Growth Series
                                                                                       MFS New Discovery Series
                                                                                       MFS Research Series
..      Neuberger Berman Advisers Management......   Neuberger Berman Management.....   Mid-Cap Growth Portfolio
       Trust                                        Inc.
..      PIMCO Variable Insurance Trust............   Pacific Investment Management...   PIMCO Real Return Bond Portfolio
       Administrative Class                         Company LLC                        PIMCO Short-Term Bond Portfolio
                                                                                       PIMCO Total Return Bond Portfolio
..      Putnam Variable Trust.....................   Putnam Investment Management,...   Putnam VT Diversified Income Fund - Class IB
                                                    LLC                                Putnam VT Growth and Income Fund - Class IB
                                                                                       Putnam VT International Growth and
                                                                                       Income Fund - Class IB
..      SAFECO Resource Series Trust..............   SAFECO Asset Management.........   RST Equity Portfolio
                                                    Company                            RST Growth Opportunities Portfolio
..      The Universal Institutional Funds, Inc....   Morgan Stanley Investment.......   Equity Growth Portfolio
                                                    Management Inc.                    High Yield Portfolio
..      VALIC Company I...........................   VALIC...........................   International Equities Fund
                                                                                       Mid Cap Index Fund
                                                                                       Money Market I Fund
                                                                                       Nasdaq-100(R) Index Fund
                                                                                       Science & Technology Fund
                                                                                       Small Cap Index Fund
                                                                                       Stock Index Fund
,      Vanguard Variable Insurance Fund..........   Wellington Management...........   High Yield Bond Portfolio
                                                    Company, LLP
                                                    The Vanguard Group..............   REIT Index Portfolio
..      Van Kampen Life Investment Trust..........   Van Kampen Asset................   Growth and Income Portfolio
           -Class I Shares                          Management Inc.

SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE ACCUMULATION VALUE THAT YOU ALLOCATE TO ANY OF THE INVESTMENT OPTIONS LISTED ON PAGE 1 (OTHER THAN OUR DECLARED FIXED INTEREST OPTION). THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ABOVE. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT OUR HOME OFFICE LISTED ON THE FIRST PAGE.

    Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Home Office address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market division and allocated to the investment options at the same time as your initial net premium.

    Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest in the Policy. These are described beginning on page 7.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICY IS NOT AVAILABLE IN ALL STATES.

    THE POLICY IS NOT INSURED BY FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

                     THIS PROSPECTUS IS DATED MAY 1, 2002.

                           GUIDE TO THIS PROSPECTUS

         This prospectus contains information that you should know before you purchase a Corporate America - Variable policy ("Policy") or exercise any of your rights or privileges under a Policy. This prospectus generally describes only the variable portion of the Policy, except where the fixed account is specifically mentioned. Please read this prospectus carefully and keep it for future reference.

         Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                                  PAGE TO SEE
BASIC QUESTIONS YOU MAY HAVE                                                   IN THIS PROSPECTUS
----------------------------                                                   ------------------
..  What are the Policies?..................................................              4

..  How can I invest money in a Policy?.....................................              4

..  How will the value of my investment in a Policy change over time?.......              6

..  What charges will AGL deduct from my investment in a Policy?............              7

..  What charges and expenses will the Mutual Funds deduct from
    amounts I invest through my Policy?....................................              8

..  What payments does AGL receive from the Mutual Funds?...................             13

..  What is the basic amount of insurance ("death benefit") that
    AGL pays when the insured person dies?.................................             13

..  Must I invest any minimum amount in a Policy?...........................             15

..  How can I change my Policy's investment options?........................             16

..  How can I change my Policy's insurance coverage?........................             16

..  What additional rider benefits might I select?..........................             17

..  How can I access my investment in a Policy?.............................             18

..  Can I choose the form in which AGL pays out the proceeds from my Policy?             20

..  To what extent can AGL vary the terms and conditions of the Policy
    in particular cases?...................................................             21

..  How will my Policy be treated for income tax purposes?..................             21

..  How do I communicate with AGL?..........................................             22

         Financial statements. We have included certain financial statements of AGL. These begin on page VL-R-1.

         Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the back of this prospectus. That index will tell you on what page you can read more about many of the words and phrases that we use.

                         BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

         Summary. This prospectus describes flexible premium variable life insurance Policies issued by AGL. The Policy provides life insurance coverage with flexibility in death benefits, premium payments and investment options. The Policy pays a death benefit to a beneficiary you designate. You choose one of two death benefit options.

         We apply your net premiums to your Policy. You may invest your premiums in our declared fixed interest account or in one or more of the variable investment options, or both. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline. The value of our declared fixed interest account will depend on the interest rates that we declare.

         Other choices you have. During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose, when and how much you invest, and (4) choose whether your accumulation value under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary.

         Illustrations of a hypothetical Policy. Starting on page 23, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative can also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

         Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 29 or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 29. You can obtain copies of our Policy form from (and direct any other questions to) your AGL representative or our Home Office (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

         Premium payments. We call the payments you make in a Policy "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $300. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires as discussed on page 2 will be allocated upon receipt to the available investment options you have chosen.

         Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 21 and "Tax Effects" beginning on page 31. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

         Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

         Premium payment options. You can pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premium payments after the initial premium payment must be sent directly to our Home Office. We also accept premium payments by wire or by exchange from another insurance company. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Home Office shown on the first page of this prospectus.

         Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

         Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. The term "valuation period" is described on page 41. You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. You cannot participate in dollar cost averaging while also using automatic rebalancing (discussed below). Dollar cost averaging ceases upon your request, or if your accumulation value in the money market option becomes exhausted. We do not charge you for using this service.

         Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. You cannot participate in this feature while also participating in dollar cost averaging (discussed above). Rebalancing ends upon your request. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

         Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 7 under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

         Your investment options. We invest the accumulation value that you have allocated to any variable investment option (except our declared fixed interest option) in shares of a corresponding Mutual Fund. Over time, your accumulation value in any investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 7 under "What charges will AGL deduct from my investment in a Policy?"

         You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. This includes information about the investment performance that each Fund's investment manager has achieved. You can request additional free copies of these prospectuses from your AGL representative or from our Home Office. Our Home Office address and telephone numbers are shown on the first page of this prospectus.

         We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges." The "daily charge" described on page 7 and the charges and expenses of the Mutual Funds discussed beginning on page 8 do not apply to our declared fixed interest account option.

         The Policy is "non-participating." You will not be entitled to any dividends from AGL.

WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

         Deductions from each premium payment. We deduct from each premium payment a charge to cover costs associated with the issuance of the Policy, administrative services we perform and a premium tax that is then applicable to us in your state or other jurisdiction. The amount we deduct in policy year 1 through 7 is 9% up to the "target premium" and 5% on any premium amounts in excess of the target premium. The amount we deduct in year 8 and thereafter is 5% of all premium payments. The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the Policy becoming a modified endowment contract. See "Tax Effects" starting on page 31.

         Flat Monthly Charge. We will deduct $7 per month from your accumulation value to cover administrative services we perform. Also, we have the right to raise this charge at any time to not more than $10 per month.

         Daily charge. We make a daily deduction at an annual effective rate of 0.35% of your accumulation value that is then being invested in any of the investment options for the costs associated with the mortality and expense risks we assume under the Policy. After a Policy has been in effect for 10 years, we will reduce the rate of the charge to a maximum of 0.25%, and after 20 years, we will further reduce the charge to a maximum of 0.15%. Because the Policy was first offered in 1999, however, this decrease has not yet occurred for any outstanding Policy. The daily deduction charges are the maximums we may charge; we may charge less, but we can never charge more.

         Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk " on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For an otherwise identical Policy, a greater amount at risk results in a higher monthly insurance charge. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as insured persons die.

         For an otherwise identical Policy, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy.

         In general, our cost of insurance rates increase with the insured person's age. The longer you own your Policy, the higher the cost of insurance rate will be. Also, our cost of insurance rates will generally be lower if the insured person is a female than if a male.

         Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers. Insured persons who present particular health, occupational or non-work related risks may be charged higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

         We may offer the Policy on a guaranteed issue basis to certain groups or classes based on our established guidelines, including face amount limitations. Our cost of insurance rates will generally be higher for a guaranteed issue Policy.

         Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

         Partial Surrender Fee. For each partial surrender you make, we may in the future charge a $25 transaction fee to cover administrative services. This charge will be deducted from the investment options in the same ratio as the requested transfer unless you specify otherwise.

         Allocation of charges. You may choose the investment options from which we deduct all monthly charges. If you do not choose or have enough accumulation value in the investment options you selected, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option.

         Illustrations. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

         For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 39.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:

THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)

                                                      FUND                            OTHER FUND            TOTAL FUND
                                                   MANAGEMENT                          OPERATING             OPERATING
                                                   FEES (AFTER                      EXPENSES (AFTER       EXPENSES (AFTER
                                                     EXPENSE             12B-1          EXPENSE               EXPENSE
NAME OF FUND                                      REIMBURSEMENT)/7/      FEES       REIMBURSEMENT)/7/     REIMBURSEMENT)/7/
------------                                      -----------------      -----      -----------------     -----------------
AIM VARIABLE INSURANCE FUNDS - CLASS I SHARES:/1/

AIM V.I. International Growth Fund                      0.73%                             0.32%                 1.05%

AIM V.I. Premier Equity Fund                            0.60%                             0.25%                 0.85%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:/1/

VP Value Fund/2/                                        0.97%                             0.00%                 0.97%

AYCO SERIES TRUST:/3/

Ayco Growth Fund                                        0.00%                             1.00%                 1.00%

CREDIT SUISSE TRUST:/1/

Small Cap Growth Portfolio                              0.90%                             0.22%                 1.12%

DREYFUS INVESTMENT PORTFOLIOS:/1/

MidCap Stock Portfolio - Initial shares                 0.75%                             0.14%                 0.89%

DREYFUS VARIABLE INVESTMENT FUND:/1/

Quality Bond Portfolio - Initial shares                 0.65%                             0.10%                 0.75%

Small Cap Portfolio - Initial shares                    0.75%                             0.04%                 0.79%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:/1, /4

VIP Asset Manager(SM) Portfolio -
         Service Class2/5/                              0.53%            0.25%            0.12%                 0.90%

VIP Contrafund(R)Portfolio -
         Service Class 2/5/                             0.58%            0.25%            0.11%                 0.94%

VIP Equity-Income Portfolio -
         Service Class 2/5/                             0.48%            0.25%            0.11%                 0.84%

VIP Growth Portfolio -
         Service Class 2/5/                             0.58%            0.25%            0.10%                 0.93%

                                                                                                (Footnotes start on page 11)

                                                     FUND                            OTHER FUND            TOTAL FUND
                                                  MANAGEMENT                          OPERATING             OPERATING
                                                  FEES (AFTER                      EXPENSES (AFTER       EXPENSES (AFTER
                                                    EXPENSE               12B-1        EXPENSE               EXPENSE
NAME OF FUND                                     REIMBURSEMENT)/7/        FEES     REIMBURSEMENT)/7/     REIMBURSEMENT)/7/
------------                                     -----------------        -----    -----------------     -----------------
JANUS ASPEN SERIES - SERVICE SHARES:/6/

Aggressive Growth Portfolio                             0.65%             0.25%            0.02%                 0.92%

International Growth Portfolio                          0.65%             0.25%            0.06%                 0.96%

Worldwide Growth Portfolio                              0.65%             0.25%            0.04%                 0.94%

J. P. MORGAN SERIES TRUST II:/1/

JPMorgan Small Company Portfolio                        0.60%                             0.55%                 1.15%

MFS VARIABLE INSURANCE TRUST:/1/

MFS Capital Opportunities Series/7, 8/                  0.75%                             0.16%                 0.91%

MFS Emerging Growth Series/8/                           0.75%                             0.12%                 0.87%

MFS New Discovery Series/7, 8/                          0.90%                             0.16%                 1.06%

MFS Research Series/8/                                  0.75%                             0.15%                 0.90%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:/1/

Mid-Cap Growth Portfolio                                0.84%                             0.07%                 0.91%

PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:/1, 9/

PIMCO Real Return Portfolio/7, 10/                      0.25%                             0.41%                 0.66%

PIMCO Short-Term Portfolio/7, 10/                       0.25%                             0.36%                 0.61%

PIMCO Total Return Portfolio/7/                         0.25%                             0.40%                 0.65%

PUTNAM VARIABLE TRUST:/11/

Putnam VT Diversified Income Fund -                     0.68%             0.25%            0.11%                 1.04%
Class IB

Putnam VT Growth and Income Fund -                      0.46%             0.25%            0.05%                 0.76%
Class IB

Putnam VT International Growth and                      0.80%             0.25%            0.18%                 1.23%
Income Fund - Class IB

SAFECO RESOURCE SERIES TRUST:/1/

RST Equity Portfolio                                    0.74%                             0.04%                 0.78%

                                                                                                        (Footnotes start on page 11)

                                                     FUND                            OTHER FUND            TOTAL FUND
                                                  MANAGEMENT                          OPERATING             OPERATING
                                                  FEES (AFTER                      EXPENSES (AFTER       EXPENSES (AFTER
                                                    EXPENSE               12B-1        EXPENSE               EXPENSE
NAME OF FUND                                     REIMBURSEMENT)/7/        FEES     REIMBURSEMENT)/7/     REIMBURSEMENT)/7/
------------                                     -----------------        -----    -----------------     -----------------
RST Growth Opportunities Portfolio                      0.74%                             0.04%                 0.78%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:/1/

Equity Growth Portfolio/7/                              0.49%                             0.36%                 0.85%

High Yield Portfolio/7/                                 0.47%                             0.33%                 0.80%

VALIC COMPANY I:/1/

International Equities Fund                             0.35%                             0.11%                 0.46%

Mid Cap Index Fund                                      0.30%                             0.12%                 0.42%

Money Market I Fund/7/                                  0.50%                             0.10%                 0.60%

Nasdaq-100(R)Index Fund                                 0.40%                             0.12%                 0.52%

Science & Technology Fund/7/                            0.90%                             0.10%                 1.00%

Small Cap Index Fund                                    0.35%                             0.12%                 0.47%

Stock Index Fund                                        0.26%                             0.12%                 0.38%

VANGUARD VARIABLE INSURANCE FUND:

High Yield Bond Portfolio                               0.24%                             0.04%                 0.28%

REIT Index Portfolio                                    0.29%                             0.10%                 0.39%

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I
SHARES:/1/

Growth and Income Portfolio/12/                         0.60%                             0.15%                 0.75%

/1/ Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "What payments does AGL receive from the Mutual Funds?" on page 13, "Certain Arrangements" on page 40 and "Services Agreements" on page 53.)
/2/ The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund's assets increase.
/3/ The expenses shown reflect an expense limitation agreement in place for 2001 and 2002 as approved by the Fund's Trustees.
/4/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.
/5/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.
                                                 (Footnotes continue on page 12)

/6/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.
/7/ For the Funds indicated, management fees and other expenses as shown for fiscal year 2001 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2001 fees and expenses.

                                                                                              TOTAL
                                                   MANAGEMENT       12B-1      OTHER          ANNUAL
                                                      FEES           FEES     EXPENSES       EXPENSES
                                                   ----------       -----     --------       --------
MFS VARIABLE INSURANCE TRUST:
         MFS Capital Opportunities Series            0.75%                      0.21%          0.96%
         MFS New Discovery Series                    0.90%                      0.19%          1.09%

PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:
         PIMCO Real Return Portfolio                 0.25%                      0.42%          0.67%
         PIMCO Short-Term Portfolio                  0.25%                      0.37%          0.62%
         PIMCO Total Return Portfolio                0.25%                      0.41%          0.66%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
         Equity Growth Portfolio                     0.55%                      0.36%          0.91%
         High Yield Portfolio                        0.50%                      0.33%          0.83%

VALIC COMPANY I:
         Money Market I Fund                         0.50%                      0.12%          0.62%
         Science & Technology Fund                   0.90%                      0.11%          1.01%

No other Funds received any fee waivers and expense reimbursements.

/8/ Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.86% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.89% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.
/9/ AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust.
/10/ The ratio of net expenses to average net assets excluding interest expense is 0.65% for the PIMCO Real Return Portfolio and 0.60% for the PIMCO Short-Term Portfolio.
/11/ The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.
/12/ Effective May 1, 2002 the Van Kampen Life Investment Trust ("LIT") Strategic Stock Fund - Class I Shares merged with the Van Kampen LIT Growth and Income Fund - Class I Shares. Accordingly performance figures that we may publish for the Van Kampen LIT Growth and Income Fund - Class I Shares investment option through May 1, 2002, reflect the historical performance and inception date of the Van Kampen LIT Strategic Stock - Class I Shares investment option.

WHAT PAYMENTS DOES AGL RECEIVE FROM THE MUTUAL FUNDS?

        We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?" on page 7.

        We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

        We also receive what is referred to as "12b-1 fees" from some of the Mutual Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

        Your specified amount of insurance. In your application to buy the Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance.

         Your death benefit. The basic death benefit we will pay is reduced by any outstanding Policy loans. You can choose whether the basic death benefit we will pay is

        .  Option 1 - The specified amount on the date of the insured person's death; or

        .  Option 2 - The specified amount on the date of the insured person's death plus the Policy's accumulation value on the date of notification of death.

        Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

        Any premiums received by us after the date of the insured person's death will be returned and not included in your accumulation value for purposes of calculating the death benefit amount.

        Federal tax law requires a minimum death benefit in relation to accumulation value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used to determine if a Policy complies with the definition of life insurance in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

        The "guideline premium test" limits the amount of premiums payable under a Policy to a certain amount for an insured of a particular age and gender. The test also applies a prescribed "corridor factor" to determine a minimum ratio of death benefit to accumulation value. The corridor factor depends upon the attained age of the insured. The corridor factor decreases slightly (or remains the same at older and younger ages) from year to year as the attained age of the insured increases. Below is a sample list of corridor factors for the guideline premium test:

           TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE
                     MULTIPLE OF POLICY ACCUMULATION VALUE
                            GUIDELINE PREMIUM TEST


     INSURED
     PERSON'S        40 or
       AGE           under       45         50        55        60        65         70        75       95+
        %             250%      215%       185%      150%      130%      120%       115%      105%      100%

-------------
* Age nearest birthday at the beginning of the Policy year in which the insured person dies.

        The "cash value accumulation test " also requires that a minimum death benefit be maintained, using a minimum ratio of death benefit to a Policy's accumulation value. If the accumulation value of a Policy is at any time greater than the net single premium at the insured's age and gender for the proposed death benefit, the death benefit will be increased automatically by multiplying the accumulation value by a "death benefit factor" computed in compliance with the Code. The death benefit factor depends upon the gender and the attained age of the insured. Below is a sample list of the cash value accumulation test factors (for a male):

           TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE
                     MULTIPLE OF POLICY ACCUMULATION VALUE
                         CASH VALUE ACCUMULATION TEST


     INSURED
     PERSON'S
       AGE             40        45         50        55        60        65         70        75       100
        %             344%      294%       252%      218%      191%      169%       152%      138%      104%

-------------
* Age nearest birthday at the beginning of the Policy year in which the insured person dies.

        If the accumulation value is reduced (e.g., by partial surrenders, charges or adverse investment performance) at a time when a minimum death benefit under Section 7702 of the Code is in effect, such minimum death benefit will also be reduced. You must elect either the guideline premium test or the cash value accumulation test at issuance and once elected, the choice may not be changed.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

        Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill annually. However, payment of this amount or any other specific amounts of premiums is not mandatory. You need to invest enough to ensure that your Policy's accumulation value, less any indebtedness and after your monthly deductions, stays above zero. The less you invest, the more likely it is that your Policy's accumulation value, less any indebtedness and after your monthly deductions, could fall to zero.

        Policy lapse and reinstatement. If your Policy's accumulation value falls to an amount insufficient to cover the monthly charges, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you will have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. In the Policy, you will find additional information about the values and terms of a Policy after it is reinstated.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which your future premiums will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. You may make transfers at any time. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have" on page 46.

     Also, in any one policy year, the amount that may be transferred out of our declared fixed interest account option each year is limited to the greatest of:

     . 25% of the accumulation value you had in the declared fixed interest account option as of the Policy anniversary;

     . the sum of any amounts transferred from the declared fixed interest account option in the prior Policy year; or

     .  $500.

     You may make transfers any time, except that transfers out of our declared fixed interest account option must be made within 60 days after the Policy anniversary. We will not honor any request received outside that period.

     Transfer Fee. We may in the future charge a $25 fee for each transfer you make in excess of 12 per Policy year.

     Market Timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy owners.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase.

     Decrease in coverage. After the first policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. If the insured is younger than 65, the death benefit may be reduced to no less than $50,000, otherwise the minimum is $25,000 (or, if greater, the minimum amount the tax law requires).

     Change of death benefit option. You may at any time request that we change your coverage from death benefit Option 1 to Option 2 or vice-versa.

     . If you change from Option 1 to Option 2, we also automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

     . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 31 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You may request that your Policy include the additional rider benefits described below. (These riders may not be available in all states.) For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     . Flexible Term Rider, which provides a death benefit coverage in addition to the base policy death benefit. The cost of insurance rates are the same as for the base policy. Use of this rider to provide a portion of the total death benefit reduces the target premium, as a percentage of total premium, and also reduces the total policy charges and increases the accumulation value and cash surrender value. You can select this rider at any time before the maturity date.

     . Interim Term Rider, which provides temporary coverage during the period prior to issuance of the Policy.

     . Return of Premium Rider, which provides increases in the death benefit equal to the sum of all premiums paid for the policy, including premiums for all riders except for the Interim Term Rider, less:

     . the total amount of all partial withdrawals from the policy's cash surrender value; and

     . the amount of any policy loan, reduced by unearned loan interest, if any.

        Death Benefit Option 2 may not be selected with the Return of Premium Rider. You can purchase this rider only at the time we issue your Policy.

     . Maturity Extension Rider, which permits you to extend the Policy's maturity date beyond what it otherwise would be.

        The death benefit after the original maturity date will be equal to the accumulation value on the date of death. All accumulation value that is in the Separate Account can remain there.

        No additional premium payments, new loans, monthly insurance charge, or changes in specified amount will be allowed after the original maturity date. Any outstanding loans still must be paid or any unpaid loan will be deducted from the proceeds we pay following notification of the insured's death. There is a flat monthly charge of no more than $10 each month after the original maturity date. You can select this rider at any time before the maturity date. In Illinois, you may elect this rider only after we issue your Policy and prior to the original maturity date. After this rider is elected, it may not be revoked.

        Extension of the maturity date beyond the insured persons's age 100 may result in the current taxation of increases in your Policy accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax advisers before making such an extension.

     Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 31. You should consult a qualified tax adviser.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time, without charge, surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans. We call this amount your "cash surrender value." During the first Policy year, the cash surrender value will be equal to the accumulation value, less any Policy loans, plus 60% of the deductions from each premium payment made during the first Policy year. During the second Policy year, the cash surrender value will be equal to the accumulation value, less any Policy loans, plus 40% of the deductions from each premium payment made during the first Policy year.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges. We will not permit a partial surrender if it would cause your Policy to fail to qualify as life insurance under the tax laws. The specified amount remaining after a partial surrender will not be less than the minimum amount allowed.

     You may apply for a partial surrender without reducing your Policy's specified amount of insurance if you meet certain requirements established by us, including satisfactory evidence of insurability.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Exchange of Policy in certain states. Certain states require that a policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Partial surrender fee. We may in the future charge a $25 fee for each partial surrender you make. This charge will be deducted from the investment options in the same ratio as the requested transfer.

     Policy loans. You may at any time borrow from us an amount up to your policy's cash surrender value less the interest that will be payable on your loan and on any existing policy loans through your next Policy anniversary.

     We remove from your investment options an amount equal to your loan and hold that amount as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed effective annual rate of at least 4% (rather than any amount you could otherwise earn in one of our investment options). We can use interest rates greater than the guaranteed rates used to calculate accumulation values of amounts allocated to the declared fixed interest account. Interest which we apply to that portion of the declared fixed interest account will be at an annual effective rate of not less than 4% nor more than 4.75% for the first seven years, and not less than 4.25% nor more than 4.75% thereafter and payable in arrears. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan.

     When a loan is made, we will cancel units from each applicable division of the Separate Account and reduce the unloaned portion of the general account in the ratio that the loan bears to the unloaned Accumulation Value of your Policy, unless you specify otherwise in writing. The amount being borrowed from the Separate Account will be transferred to the general account.

     You may repay all or part of your loan at any time before the death of the insured while your Policy is in force. Each repayment must be at least $100 or the entire loan balance, if less. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Repayment of a loan will be allocated to the general account. You may tell us how to allocate repayments in excess of any loaned amount. If you do not tell us, any amount in excess of the loaned amount will be transferred from the general account to the divisions in the same ratio currently in effect for the allocation of net premiums. Any unpaid loan and loan interest will be deducted from the proceeds we pay following notification of the insured's death.

     Maturity of your Policy. If the insured person is still living on the "Maturity Date" shown on page 3 of your Policy, we will automatically pay you the cash surrender value of the Policy, and the Policy will end. The maturity date is the Policy anniversary nearest the insured person's 100/th/ birthday.

CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .  Option 1- Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4 - Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

     Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax advisor before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICY IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Policy purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance policy we issued with a Policy. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policy is sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

     Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, death benefits paid under a Policy are not subject to income tax. Earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed to the extent of gain. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 31.

HOW DO I COMMUNICATE WITH AGL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to our Home Office.

     You must make the following requests in writing:

     .  transfer of accumulation value;

     .  loan;

     .  full surrender;

     .  partial surrender;

     .  change of beneficiary or contingent beneficiary;

     .  change of allocation percentages for premium payments;

     .  loan repayments or loan interest payments;

     .  change of death benefit option or manner of death benefit payment;

     .  increase in specified amount;

     . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds;

     .  tax withholding elections; and

     .  telephone transaction privileges.

You should mail or express these requests to our Home Office at the appropriate address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Home Office.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Home Office or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, we may allow you to make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. As of May 1, 2002, you may not make a transfer request by phone.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

     To help explain how our Policy works, we have prepared the following tables:

                                                                PAGE TO
                                                              SEE IN THIS
TABLE                                                          PROSPECTUS
-----                                                         -----------
Cash Value Accumulation Test, Death Benefit Option 1 -
  Current Charges............................................      25
Guaranteed Maximum Charges...................................      26
Guideline Premium Test, Death Benefit Option 1-
  Current Charges............................................      27
  Guaranteed Maximum Charges.................................      28

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample the Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user. Seven annual premium payments of $10,000 are assumed to be paid for an initial $180,538 of a specified amount of coverage as determined using the Cash Value Accumulation Test death benefit compliance method and an initial $290,000 of specified amount of coverage as determined using the Guideline Premium Test. The illustrations assume no Policy loan has been taken.

     Although the tables below do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits and lower cash surrender values. The tables reflect a medically underwritten Policy. A guaranteed issue Policy would have higher cost of insurance charges and lower cash surrender values.

     Separate tables are included to show both current and guaranteed maximum charges.

     . The charges assumed in the current charge tables include a daily charge at an annual effective rate of 0.35% for the first 10 Policy years, 0.25% for Policy years 11-20, and 0.15% thereafter, plus a flat monthly charge of $7.00 and current monthly insurance charges.

     . The guaranteed maximum charge table assumes that these charges include a daily charge at an annual rate effective rate of 0.35% for the first 10 Policy years, 0.25% for Policy years 11-20, and 0.15% thereafter, plus a flat monthly charge of $10.00 and guaranteed monthly insurance charges.

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.81% of aggregate Mutual Fund assets. This percentage is the arithmetic average of the advisory fees payable with respect to each Mutual Fund, after all reimbursements, plus the arithmetic average of all other operating expenses of each such Fund, after all reimbursements, as reflected on pages 8 - 12 of this prospectus. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would remain 0.81% of aggregate Mutual Fund assets.

     Individual illustrations. On request, we will furnish you with a comparable illustration based on your Policy's characteristics. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                         CORPORATE AMERICA - VARIABLE


ANNUAL PREMIUM $10,000                    INITIAL SPECIFIED AMOUNT $180,538
                                          DEATH BENEFIT OPTION 1
                                          CASH VALUE ACCUMULATION TEST

                                    MALE AGE 45
                      PREFERRED - MEDICALLY UNDERWRITTEN
                           ASSUMING CURRENT CHARGES

  END
  OF              DEATH BENEFIT                    ACCUMULATION VALUE                 CASH SURRENDER VALUE
POLICY     ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
 YEAR      ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF

             0.00%        6.00%     12.00%      0.00%       6.00%    12.00%         0.00%     6.00%     12.00%
  1        180,538      180,538    180,538      8,806       9,346     9,886         9,346     9,886     10,426
  2        180,538      180,538    180,538     17,450      19,083    20,782        17,810    19,443     21,142
  3        180,538      180,538    180,538     25,930      29,229    32,797        25,930    29,229     32,797
  4        180,538      180,538    180,538     34,270      39,827    46,080        34,270    39,827     46,080
  5        180,538      180,538    180,538     42,486      50,917    60,790        42,486    50,917     60,790
  6        180,538      180,538    194,365     50,571      62,519    77,070        50,571    62,519     77,070
  7        180,538      182,778    232,572     58,514      74,649    94,986        58,514    74,649     94,986
  8        180,538      185,025    248,978     57,337      77,807   104,701        57,337    77,807    104,701
  9        180,538      187,253    266,476     56,082      81,048   115,338        56,082    81,048    115,338
 10        180,538      189,485    285,176     54,753      84,379   126,992        54,753    84,379    126,992

 15        180,538      203,106    404,400     47,726      103,562  206,200        47,726   103,562    206,200

 20        180,538      218,408    575,423     38,194      126,155  332,372        38,194   126,155    332,372

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                         CORPORATE AMERICA - VARIABLE


ANNUAL PREMIUM $10,000                         INITIAL SPECIFIED AMOUNT $180,538
                                               DEATH BENEFIT OPTION 1
                                               CASH VALUE ACCUMULATION TEST

                                  MALE AGE 45
                      PREFERRED - MEDICALLY UNDERWRITTEN
                          ASSUMING GUARANTEED CHARGES

  END
  OF            DEATH BENEFIT                    ACCUMULATION VALUE               CASH SURRENDER VALUE
POLICY   ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
 YEAR    ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF

            0.00%      6.00%     12.00%       0.00%     6.00%     12.00%         0.00%     6.00%      12.00%
  1       180,538    180,538    180,538       8,096     8,614      9,133         8,636     9,154       9,673
  2       180,538    180,538    180,538      16,076    17,626     19,240        16,436    17,986      19,600
  3       180,538    180,538    180,538      23,947    27,064     30,440        23,947    27,064      30,440
  4       180,538    180,538    180,538      31,697    36,940     42,849        31,697    36,940      42,849
  5       180,538    180,538    180,538      39,333    47,288     56,618        39,333    47,288      56,618
  6       180,538    180,538    181,371      46,865    58,143     71,918        46,865    58,143      71,918
  7       180,538    180,538    217,246      54,285    69,531     88,726        54,285    69,531      88,726
  8       180,538    180,538    230,985      52,521    71,866     97,134        52,521    71,866      97,134
  9       180,538    180,538    245,613      50,670    74,254    106,308        50,670    74,254     106,308
 10       180,538    180,538    261,176      48,716    76,689    116,304        48,716    76,689     116,304

 15       180,538    180,538    356,945      37,114    90,006    182,003        37,114    90,006     182,003

 20       180,538    181,252    487,669      20,061   104,694    281,684        20,061   104,694     281,684

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                         CORPORATE AMERICA - VARIABLE


ANNUAL PREMIUM $10,000                         INITIAL SPECIFIED AMOUNT $290,000
                                               DEATH BENEFIT OPTION 1
                                               GUIDELINE PREMIUM TEST

                                  MALE AGE 45
                      PREFERRED - MEDICALLY UNDERWRITTEN
                           ASSUMING CURRENT CHARGES

  END
  OF              DEATH BENEFIT                    ACCUMULATION VALUE               CASH SURRENDER VALUE
POLICY     ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
 YEAR      ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF

            0.00%      6.00%     12.00%         0.00%      6.00%     12.00%        0.00%     6.00%    12.00%
   1      290,000    290,000    290,000         8,739      9,277      9,815        9,279     9,817    10,355
   2      290,000    290,000    290,000        17,272     18,896     20,584       17,632    19,256    20,944
   3      290,000    290,000    290,000        25,593     28,866     32,406       25,593    28,866    32,406
   4      290,000    290,000    290,000        33,733     39,236     45,429       33,733    39,236    45,429
   5      290,000    290,000    290,000        41,717     50,051     59,815       41,717    50,051    59,815
   6      290,000    290,000    290,000        49,527     61,317     75,698       49,527    61,317    75,698
   7      290,000    290,000    290,000        57,134     73,030     93,228       57,134    73,030    93,228
   8      290,000    290,000    290,000        55,597     75,725    102,551       55,597    75,725   102,551
   9      290,000    290,000    290,000        53,908     78,405    112,783       53,908    78,405   112,783
  10      290,000    290,000    290,000        52,072     81,080    124,047       52,072    81,080   124,047

  15      290,000    290,000    290,000        41,865     95,934    202,831       41,865    95,934   202,831

  20      290,000    290,000    409,736        26,941    111,287    335,849       26,941   111,287   335,849

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                         CORPORATE AMERICA - VARIABLE


ANNUAL PREMIUM $10,000                         INITIAL SPECIFIED AMOUNT $290,000
                                               DEATH BENEFIT OPTION 1
                                               GUIDELINE PREMIUM TEST

                                  MALE AGE 45
                      PREFERRED - MEDICALLY UNDERWRITTEN
                          ASSUMING GUARANTEED CHARGES

  END
  OF            DEATH BENEFIT                    ACCUMULATION VALUE               CASH SURRENDER VALUE
POLICY   ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
 YEAR    ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF

           0.00%     6.00%    12.00%          0.00%     6.00%     12.00%        0.00%     6.00%    12.00%
  1       290,000   290,000   290,000          7,599     8,101      8,603        8,139     8,641     9,143
  2       290,000   290,000   290,000         15,046    16,532     18,079       15,406    16,892    18,439
  3       290,000   290,000   290,000         22,348    25,316     28,534       22,348    25,316    28,534
  4       290,000   290,000   290,000         29,479    34,448     40,055       29,479    34,448    40,055
  5       290,000   290,000   290,000         36,447    43,956     52,778       36,447    43,956    52,778
  6       290,000   290,000   290,000         43,260    53,870     66,852       43,260    53,870    66,852
  7       290,000   290,000   290,000         49,896    64,193     82,423       49,896    64,193    82,423
  8       290,000   290,000   290,000         47,270    65,318     89,492       47,270    65,318    89,492
  9       290,000   290,000   290,000         44,478    66,341     97,239       44,478    66,341    97,239
 10       290,000   290,000   290,000         41,488    67,230    105,733       41,488    67,230   105,733

 15       290,000   290,000   290,000         22,851    69,146    163,919       22,851    69,146   163,919

 20             0   290,000   321,910              0    62,717    263,860            0    62,717   263,860

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                             ADDITIONAL INFORMATION

     A general overview of the Policy appears at pages 1 - 28. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                 PAGE TO
                                                               SEE IN THIS
CONTENTS OF ADDITIONAL INFORMATION                              PROSPECTUS
----------------------------------                             -----------
AGL..........................................................       30
Separate Account VL-R........................................       30
Tax Effects..................................................       31
Voting Privileges............................................       38
Your Beneficiary.............................................       39
Assigning Your Policy........................................       39
More About Policy Charges....................................       39
Effective Date of Policy and Related Transactions............       41
More About Our Declared Fixed Interest Account Option........       42
Distribution of the Policy...................................       43
Payment of Policy Proceeds...................................       44
Adjustments to Death Benefit.................................       45
Additional Rights That We Have...............................       46
Performance Information......................................       47
Our Reports to Policy Owners.................................       48
AGL's Management.............................................       48
Principal Underwriter's Management...........................       50
Legal Matters................................................       52
Legal Proceedings............................................       52
Accounting and Auditing Experts..............................       52
Actuarial Expert.............................................       52
Services Agreement...........................................       53
Certain Potential Conflicts..................................       53
Financial Statements.........................................       53

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 55, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

     During 2001, AGL received $3,188,334 in total premium payments from policy holders. From such premium payments, AGL received mortality and expense fees of $17,960 and $99,234 for cost of insurance charges.

SEPARATE ACCOUNT VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created Separate Account VL-R on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 70 separate "divisions," 41 of which correspond to the 41 variable investment options available under the Policy. The remaining 29 divisions, and some of these 41 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policy, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policy with respect to Separate Account VL-R.

TAX EFFECTS

     This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     We do not know the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service. For instance, the United States Congress has in the past and may in the future consider legislation that, if adopted, could significantly affect the tax treatment of corporate-owned life insurance.

     Current law provides for limited interest deductibility on indebtedness incurred by a corporation, which is the owner and beneficiary of a contract and which is used to purchase a life insurance, annuity or endowment contract, on the life of an officer or 20% owner of the business. Deductibility on such "key person" insurance is limited to indebtedness that does not exceed an aggregate amount of $50,000 with respect to all policies covering a given individual. Proposals have been made to change the income tax consequences of corporate owned life insurance. To date, no proposals have been adopted which would affect the taxation of corporate owned life insurance. You should consult your tax adviser for further information.

     General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract", as you can see from the following discussion. In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up means no future premium payments are required) after the payment of seven level annual premiums;

then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined by taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract. A life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract.

     The Company has procedures in place, including Policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, will be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) or partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

For modified endowment contracts, your basis:

     .  is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .  to taxpayers 59 1/2 years of age or older;

     .  in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Life Insurance in split dollar arrangements. The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P.S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P.S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

     In case of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the Policy. We suggest you contact your tax advisor regarding the federal income tax consequences of split dollar arrangement or reverse split dollar arrangements as a result of Notice 2002-8 and any subsequent guidance that is released.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable.

     The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     On May 26, 2001, our Congress passed legislation which gradually phases out the estate tax between the years 2002 and 2010. However, if Congress does not take any further action, the current estate tax rules will automatically be reinstated in 2011. During this phase out period between 2002 and 2010, the estate tax continues with the exemption amount increasing from $1 million in 2002 up to $3.5 million in 2009. During the same period, the top estate tax rate gradually decreases from 50% in 2002 down to 45% in 2007 and later years.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000 as indexed for inflation in 2002). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. P.S. 58 costs are being reviewed by the IRS and may change. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the insured's lifetime. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

     Although the paragraphs above describe the primary purposes for which charges under the Policy have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge or charge increase for any purpose.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Gender neutral Policy. Our cost of insurance charge rates for a unisex policy will not be greater than the comparable male rates illustrated in this prospectus.

     Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly Insurance Charge" beginning on page 7.

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the divisions or Policy owners. See "What payments does AGL receive from the Mutual Funds?" on page 13.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date or "business day."

     We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at our Home Office. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate class. The day we begin to deduct charges will appear on page 3 (refers to Policy page) of your Policy and is called the "date of issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt in the Home Office of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases or decreases you request in the specified amount of insurance, and reinstatements of a Policy that has lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . We may return premium payments, if we determine that such premiums would cause your Policy to cease to qualify as life insurance under federal income tax law;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative or if you mail it to us, the date it is post marked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

MORE ABOUT OUR DECLARED FIXED INTEREST ACCOUNT OPTION

     Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option.

Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     How we declare interest. Except for amount held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

     Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

DISTRIBUTION OF THE POLICY

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policy. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policy.

     We and AGDI have sales agreements with various broker-dealers under which the Policy will be sold by registered representatives of the broker-dealers. These registered representatives are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers for promotion and sales of the Policy. The compensation may vary with the sales agreement, but is generally not expected to exceed, for the Policy:

     . in the first Policy year, 20% of the premiums paid up to the target amount and 4% of the premiums in excess of the target amount;

     . in Policy years 2-7, 8% of the premiums paid up to the target amount and 3 1/2% of the premiums in excess of the target amount;

     . in Policy years 8-15, 3% of the premiums paid up to the target amount, 2% of the premiums in excess of the target amount and 0.15% of the Policy's accumulation value (reduced by any outstanding loans);

     . in Policy years 16 and thereafter, 2% of the premiums paid up to the target amount, 2% of the premiums in excess of the target amount; and 0.10% of the Policy's accumulation value (reduced by any outstanding loans);

     . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

     . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

     The maximum value of any alternative amounts we may pay for sales of the Policy is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay the compensation directly to any selling broker-dealer firm. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page 7 of the prospectus. Each broker-dealer firm, in turn, may compensate its registered representative who acts as agent in selling you a Policy.

PAYMENT OF POLICY PROCEEDS

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date of notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .  the SEC by order permits the delay for the protection of owners.

     Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in some other way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders. A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured is living at the time of the increase. In this case, if the insured commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase. Some states require that we compute differently these periods for non-contestability following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . change interest rates and charges as long as we stay within the minimum and maximum charges permitted in your Policy;

     . change the underlying Mutual Fund that any investment option uses or make any new Mutual Fund available to you;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policy from one investment option and put them into another;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     .  change our underwriting and premium class guidelines;

     . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL'S MANAGEMENT

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------              ------------------------------------------
Rodney O. Martin, Jr.           Director and Chairman of the Board of American General Life
2929 Allen Parkway              Insurance Company (1996 - present).  Previously Chief
Houston, TX 77019               Executive Officer (April 2000 - November 2001), Senior
                                Chairman of the Board (April 1998 - January 2000), and
                                President (August 1996 - July 1998) of American General Life
                                Insurance Company.

David J. Dietz                  Director of AGL since March 2002.  Senior Vice President -
390 Park Avenue, 5/th/ Floor    Corporate Markets Group of AGL since January 1999.
New York, NY 10022              President and Chief Executive Officer - Individual Insurance
                                Operations of The United States Life Insurance Company in the
                                City of New York since September 1997.  President of
                                Prudential Select Life, Newark, New Jersey (August 1990 -
                                September 1997).

Robert F. Herbert, Jr.          Director of AGL since March 2002.  Senior Vice President and
2727-A Allen Parkway            Treasurer of AGL since May 1996.  Controller of AGL since
Houston, TX 77019               February 1991.

David L. Herzog                 Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway              of AGL since March 2000.  Vice President of General
Houston, TX 77019               American, St. Louis, Missouri (June 1991 - February 2000).

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------              ------------------------------------------
Royce G. Imhoff, II             Director of AGL since November 1997.  President of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and Chief Marketing Officer
Houston, TX 77019               of AGL (1997 - March 2002).  Previously held various positions with AGL including Vice President since August 1996.

Gary D. Reddick                 Executive Vice President of American General Life Insurance
2929 Allen Parkway              Company since April 1998 and Director since April 2001.  Vice
Houston, TX 77019               Chairman and Executive Vice President of The Franklin Life
                                Insurance Company (1995 - April 1998).

R. Kendall Nottingham           Director of AGL since March 2002.  Currently, Executive Vice
70 Pine Street                  President for American International Group.  Previously held
New York, NY 10270              various positions with subsidiaries of American International
                                Group, including Chairman of the Board and Chief Executive
                                Officer of American International Life Insurance Company and
                                Director of American International Life Assurance Company of
                                New York since 1998.

Nicholas A. O'Kulich            Director of AGL since March 2002.  Currently, Vice President
70 Pine Street                  for American International Group.  Previously held various
New York, NY 10270              positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of Worldwide Life
                                Organization and Director of American International Life
                                Assurance Company of New York since 1990.

Paul L. Mistretta               Executive Vice President of AGL since July 1999.  Senior Vice
2929 Allen Parkway              President of First Colony Life Insurance, Lynchburg, Virginia
Houston, TX 77019               (1992 - July 1999).

Wayne A. Barnard                Senior Vice President of AGL since November 1997.
2929 Allen Parkway              Previously held various positions with AGL, including Vice
Houston, TX 77019               President since February 1991.

Robert M. Beuerlein             Senior Vice President and Chief Actuary of AGL since
2727-A Allen Parkway            September 1999.  Previously held position as Vice President of
Houston, TX 77019               AGL since December 1998.  Director, Senior Vice President and
                                Chief Actuary of The Franklin Life Insurance Company,
                                Springfield, Illinois (January 1991 - June 1999).

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------              ------------------------------------------
Pauletta P. Cohn                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President, General Counsel and
Houston, TX 77019               Secretary of AGL (November 2001 - March 2002).  Previously
                                held various positions with American General Life Companies since 1993 including, Deputy General Counsel (2000 -
                                November  2001), Associate General Counsel (1998 - 2000) and
                                Senior Attorney (1993 - 1998).

William Guterding               Senior Vice President of AGL since April 1999.  Senior Vice
390 Park Avenue, 5/th/ Floor    President and Chief Underwriting Officer of The United States
New York, NY 10022              Life Insurance Company in the City of New York since October,
                                1980.

Kyle L. Jennings                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and General Counsel of
Houston, TX 77019               AGL (November 2001 - March 2002).  Previously held position of Deputy General Counsel-Litigation of American General Life
                                Companies (1998 - November 2001).  Partner with Beirne,
                                Maynard & Parsons, L.L.P. (January 1995 - June 1998).

Simon J. Leech                  Senior Vice President of AGL since July 1997.  Previously held
2929 Allen Parkway              various positions with AGL since 1981, including Vice
Houston, TX 77019               President - Policy Administration in 1995.

Mark R. McGuire                 Senior Vice President of AGL since April 2001.  Vice President
2727 Allen Parkway              of American General Life Companies (2000 - March 2001).
Houston, TX 77019               Vice President of The Franklin Life Insurance Company (1997 - 2000).
                                Previously held various positions with AGL since
                                August 1988, including Director of Work Site Marketing
                                Administration (1996 - 1997).

Lawrence J. O'Brien             Senior Vice President of AGL since November 2001.  Senior
2929 Allen Parkway              Vice President of American General Life Companies since
Houston, TX 77019               February 1998.  Vice President - Insurance Marketing of
                                Business Men's Assurance Company of America, Kansas City,
                                Missouri (1995 - February 1998).

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

 NAME AND PRINCIPAL        POSITION AND OFFICES WITH UNDERWRITER,
  BUSINESS ADDRESS           AMERICAN GENERAL DISTRIBUTORS, INC.
-------------------        --------------------------------------

Robert P. Condon        Director, Chairman,
2929 Allen Parkway      President and Chief Executive Officer
Houston, TX  77019

Mary L. Cavanaugh       Director and Assistant Secretary
2929 Allen Parkway
Houston, TX  77019

David H. den Boer       Director, Senior Vice President and Secretary
2929 Allen Parkway
Houston, TX  77019

Jennifer D. Cobbs       Executive Vice President
2929 Allen Parkway
Houston, TX  77019

Krien Verberkmoes       Chief Compliance Officer
2929 Allen Parkway
Houston, TX  77019

John Reiner             Chief Financial Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Kurt W. Bernlohr        Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Tracey E. Harris        Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Daniel R. Cricks        Assistant Tax Officer
2929 Allen Parkway
Houston, TX  77019

 NAME AND PRINCIPAL        POSITION AND OFFICES WITH UNDERWRITER,
  BUSINESS ADDRESS           AMERICAN GENERAL DISTRIBUTORS, INC.
-------------------        --------------------------------------
James D. Bonsall        Assistant Treasurer
2919 Allen Parkway
Houston, TX  77019

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a policy owner's interest in Separate Account VL-R. Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, an affiliate of AGL, has opined as to the validity of the Policy.

LEGAL PROCEEDINGS

       AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

ACCOUNTING AND AUDITING EXPERTS

     The financial statements of the Corporate America Divisions of Separate Account VL-R as of December 31, 2001 and for the years ended December 31, 2001 and 2000 and the consolidated balance sheets of AGL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Wayne A. Barnard, who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policy.

SERVICES AGREEMENTS

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to the date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Policy.

     For more information about agreements with the Mutual Funds, see "What payments does AGL receive from the Mutual Funds?" on page 13.

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies (and may sell shares to certain qualified plans), both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so as well as report any material, irreconcilable conflicts that we may know exist to each Mutual Fund as soon as a conflict exists. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

     The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under the Policy. They should not be considered as bearing upon the investment experience of Separate Account VL-R.

                                                                  PAGE TO
                                                                SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                   PROSPECTUS
---------------------------------------------                   -----------
Report of Ernst & Young LLP, Independent Auditors..............    VL-R-1
Statement of Net Assets as of December 31, 2001................    VL-R-3
Statement of Operations for the twelve months
   ended December 31, 2001 and 2000............................    VL-R-3
Statement of Changes in Net Assets for the twelve months
   ended December 31, 2001 and 2000............................    VL-R-3
Notes to Financial Statements..................................    VL-R-16

                                                                   PAGE TO
CONSOLIDATED FINANCIAL STATEMENTS OF                             SEE IN THIS
AMERICAN GENERAL LIFE INSURANCE COMPANY                          PROSPECTUS
---------------------------------------                          -----------
Report of Ernst & Young LLP, Independent Auditors..............     F-1
Consolidated Balance Sheets as of December 31, 2001 and 2000...     F-2
Consolidated Statements on Income for the years ended
   December 31, 2001, 2000 and 1999............................     F-4
Consolidated Statements of Shareholders' Equity for the years
   ended December 31, 2001, 2000 and 1999......................     F-5
Consolidated Statements of Comprehensive Income
   for the years ended December 31, 2001, 2000 and 1999........     F-6
Consolidated Statements of Cash Flows for the years
   ended December 31, 2001, 2000 and 1999......................     F-7
Notes to Consolidated Financial Statements.....................     F-8

                         [LETTERHEAD OF ERNST & YOUNG]


                         REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R-CORPORATE AMERICA DIVISIONS

We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R-Corporate America Divisions (comprised of the following divisions: AIM V.I. International Equity Fund - Class I Shares, AIM V.I. Value Fund - Class I Shares, American Century VP Value Fund, Dreyfus VIF Quality Bond Portfolio - Initial shares, Dreyfus VIF Small Cap Portfolio - Initial shares, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Janus Aspen Aggressive Growth Portfolio - Service Shares, Janus Aspen International Growth Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, MFS Research Series, Neuberger Berman AMT Mid-Cap Growth Portfolio, North American - AG MidCap Index Fund, North American - AG Money Market Fund, North American - AG Small Cap Index Fund, North American - AG Stock Index Fund, PIMCO Short-Term Bond Portfolio, PIMCO Total Return Bond Portfolio, Putnam VT Diversified Income Fund - Class IB, Putnam VT Growth and Income Fund - Class IB, SAFECO RST - Growth Opportunities Portfolio, and Vanguard VIF REIT Index Portfolio) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations and statements of changes in net assets for the periods ended December 31, 2001 and 2000. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R-Corporate America Divisions at December 31, 2001, the results of their operations and the changes in their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

March 7, 2002

                                    VL-R-1

                     (THIS PAGE INTENTIONALLY LEFT BLANK)






                                    VL-R-2

AMERICAN GENERAL LIFE INSURANCE COMPANY
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R



                                                                                          All Divisions
                                                                                          -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
      Investment securities - at market (cost $5,064,513)                                 $4,871,177
      Due to American General Life Insurance Company                                          (8,536)
                                                                                          ----------
        NET ASSETS FOR VARIABLE LIFE INSURANCE POLICIES                                   $4,862,641
                                                                                          ==========

STATEMENT OF OPERATIONS                                                                    For the Years Ended December 31,
                                                                                           --------------------------------
                                                                                              2001                  2000
                                                                                             ------                ------
INVESTMENT INCOME:
      Dividends from mutual funds                                                         $   75,514             $   11,977
EXPENSES:
      Mortality and expense risk                                                             (17,960)                  (622)
                                                                                          ----------             ----------
        NET INVESTMENT GAIN                                                                   57,554                 11,355
                                                                                          ----------             ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments                                                        (8,950)                     -
      Capital gain distributions from mutual funds                                           115,781                      -
      Net unrealized depreciation of investments                                            (193,336)                     -
                                                                                          ----------             ----------
        NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                      (86,505)                     -
                                                                                          ----------             ----------
        INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $  (28,951)            $   11,355
                                                                                          ==========             ==========

STATEMENT OF CHANGES IN NET ASSETS                                                          For the Years Ended December 31,
                                                                                            --------------------------------
                                                                                              2001                   2000
                                                                                             ------                 ------
OPERATIONS:
      Net investment income                                                               $   57,554             $   11,355
      Net realized loss on investments                                                        (8,950)                     -
      Capital gain distributions from mutual funds                                           115,781                      -
      Net unrealized depreciation of investments                                            (193,336)                     -
                                                                                          ----------             -----------
        Increase (Decrease) in net assets resulting from operations                          (28,951)                11,355

PRINCIPAL TRANSACTIONS:
      Premiums                                                                             3,188,334              2,514,576
      Cost of insurance and other charges                                                    (99,234)               (14,160)
      Administrative charges                                                                (292,255)              (177,908)
      Terminations and withdrawals                                                          (239,116)                     -
                                                                                          ----------             ----------
        Increase in net assets resulting from principal transactions                       2,557,729              2,322,508
                                                                                          ----------             ----------
      TOTAL INCREASE IN NET ASSETS                                                         2,528,778              2,333,863

NET ASSETS:
      Beginning of period                                                                  2,333,863                      -
                                                                                          ----------             ----------
      End of period                                                                       $4,862,641             $2,333,863
                                                                                          ==========             ==========

                                    VL-R-3

See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                DIVISIONS
                                                 --------------------------------------------------------------------
                                                 AIM V.I. International
                                                      Equity Fund -       AIM V.I. Value Fund -     American Century
                                                   Class I Shares (1)      Class I Shares (1)       VP Value Fund (2)
                                                 ----------------------   ----------------------    -----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
  Investment securities - at market                     $  211,782               $  324,548                $29,422
  Due to American General Life Insurance Company               (72)                    (929)                  (791)
                                                        ----------               ----------                -------
    NET ASSETS                                          $  211,710               $  323,619                $28,631
                                                        ==========               ==========                =======
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Dividends from mutual funds                           $      723               $      431                $     -

EXPENSES:
  Mortality and expense risk                                  (636)                  (1,168)                  (180)
                                                        ----------               ----------                -------
    NET INVESTMENT INCOME (LOSS)                                87                     (737)                  (180)
                                                        ----------               ----------                -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) on investments                   (1,223)                    (701)                     -
  Capital gain distributions from mutual funds               5,653                    6,540                      -
  Net unrealized appreciation (depreciation) of
   investments                                             (31,093)                 (27,920)                 2,135
                                                        ----------               ----------                -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS                                         (26,663)                 (22,081)                 2,135
                                                        ----------               ----------                -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                          $  (26,576)              $  (22,818)               $ 1,955
                                                        ==========               ==========                =======
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                           $        -               $        -                $     -

EXPENSES:
  Mortality and expense risk                                     -                        -                      -
                                                        ----------               ----------                -------
    NET INVESTMENT INCOME (LOSS)                                 -                        -                      -
                                                        ----------               ----------                -------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) on investments                        -                        -                      -
  Capital gain distributions from mutual funds                   -                        -                      -
  Net unrealized appreciation (depreciation) of
   investments                                                   -                        -                      -
                                                        ----------               ----------                -------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS                                                  -                        -                      -
                                                        ----------               ----------                -------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                          $        -               $        -                $     -
                                                        ==========               ==========                =======

(1) Since inception January 2001
(2) Since inception May 2001
(3) Since inception April 2001

See accompanying notes.

                                    VL-R-4


                                                                DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF                                                      Fidelity VIP
  Quality Bond        Dreyfus VIF Small    Fidelity VIP Asset       Contrafund         Fidelity VIP Equity -    Fidelity VIP Growth
Portfolio - Initial    Cap Portfolio -     Manager Portfolio -   Portfolio - Service    Income Portfolio -      Portfolio - Service
   shares (1)         Initial shares (1)   Service Class 2 (3)      Class 2 (2)         Service Class 2 (2)         Class 2 (2)
-------------------   -----------------    -------------------   -------------------   ---------------------    -------------------
     $260,796              $385,278              $     -                $18,348                $64,167                  $15,548
         (114)               (1,031)                   -                   (500)                  (365)                    (323)
     --------              --------              -------                -------                -------                  -------
     $260,682              $384,247              $     -                $17,848                $63,802                  $15,225
     ========              ========              =======                =======                =======                  =======
     $ 10,046              $  1,325              $     -                $     -                $     -                  $     -
         (965)               (1,322)                 (57)                   (93)                  (193)                     (55)
     --------              --------              -------                -------                -------                  -------
        9,081                     3                  (57)                   (93)                  (193)                     (55)
     --------              --------              -------                -------                -------                  -------
            5                  (420)                 470                      -                   (110)                       -
        1,613                24,921                    -                      -                      -                        -
       (4,468)              (18,255)                   -                   (752)                (4,062)                  (1,754)
     --------              --------              -------                -------                -------                  -------
       (2,850)                6,246                  470                   (752)                (4,172)                  (1,754)
     --------              --------              -------                -------                -------                  -------
     $  6,231              $  6,249              $   413                $  (845)               $(4,365)                 $(1,809)
     ========              ========              =======                =======                =======                  =======

     $      -              $      -              $     -                $     -                $     -                  $     -
            -                     -                    -                      -                      -                        -
     --------              --------              -------                -------                -------                  -------
            -                     -                    -                      -                      -                        -
     --------              --------              -------                -------                -------                  -------
            -                     -                    -                      -                      -                        -
            -                     -                    -                      -                      -                        -
            -                     -                    -                      -                      -                        -
     --------              --------              -------                -------                -------                  -------
            -                     -                    -                      -                      -                        -
     --------              --------              -------                -------                -------                  -------
     $      -              $      -              $     -                $     -                $     -                  $     -
     ========              ========              =======                =======                =======                  =======

     Janus Aspen           Janus Aspen
     Aggressive           International
  Growth Portfolio -    Growth Portfolio -
  Service Shares (2)    Service Shares (2)
  ------------------    ------------------
       $11,005               $ 5,833
          (307)                 (119)
       -------               -------
       $10,698               $ 5,714
       -------               -------
       $     -               $    43
           (41)                  (20)
       -------               -------
           (41)                   23
       -------               -------
             -                     -
        (2,638)               (1,050)
       -------               -------
        (2,638)               (1,050)
       -------               -------
       $(2,679)              $(1,027)
       =======               =======

       $     -               $     -
             -                     -
       -------               -------
             -                     -
       -------               -------
             -                     -
             -                     -
             -                     -
       -------               -------
             -                     -
       -------               -------
       $     -               $     -
       =======               =======


                                    VL-R-5

AMERICAN GENERAL LIFE INSURANCE COMPANY
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                           DIVISIONS
                                                           -------------------------------------------------------------------------
                                                           Janus Aspen Worldwide Growth       MFS Capital
                                                                Portfolio - Service          Opportunities       MFS Emerging Growth
                                                                     Shares (1)                Series (2)            Series (1)
                                                           ----------------------------      -------------       -------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
  Investment securities - at market                                   $31,686                  $ 21,996                 $ 8,379
  Due from (to) American General Life Insurance Company                  (775)                      (89)                   (183)
                                                                      -------                  --------                 -------
    NET ASSETS                                                        $30,911                  $ 21,907                 $ 8,196
                                                                      =======                  ========                 =======
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Dividends from mutual funds                                         $    89                  $      1                      -

EXPENSES:
  Mortality and expense risk                                             (125)                     (118)                    (30)
                                                                      -------                  --------                 -------
    NET INVESTMENT INCOME (LOSS)                                          (36)                     (117)                    (30)
                                                                      -------                  --------                 -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) on investments                                   -                    (3,517)                      -
  Capital gain distributions from mutual funds                              -                     1,603                       -
  Net unrealized appreciation (depreciation) of
   investments                                                         (5,530)                   (4,445)                 (1,440)
                                                                      -------                  --------                 -------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (5,530)                   (6,359)                 (1,440)
                                                                      -------                  --------                 -------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(5,566)                 $ (6,476)                $(1,470)
                                                                      ========                 ========                 =======
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                                         $     -                  $     -                  $    -

EXPENSES:
  Mortality and expense risk                                                -                         -                       -
                                                                      -------                  --------                 -------
    NET INVESTMENT INCOME (LOSS)                                            -                         -                       -
                                                                      -------                  --------                 -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) on investments                                   -                         -                       -
  Capital gain distributions from mutual funds                              -                         -                       -
  Net unrealized appreciation (depreciation) of
   investments                                                              -                         -                       -
                                                                      -------                  --------                 -------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  -                         -                       -
                                                                      -------                  --------                 -------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $     -                  $      -                 $     -
                                                                      =======                  ========                 =======

(1) Since inception May 2001
(2) Since inception April 2001
(3) Since inception January 2001

See accompanying notes.

                                    VL-R-6


                                                                DIVISIONS
---------------------------------------------------------------------------------------------------------------------
                                      Neuberger Berman       North American -    North American -    North American -
 MFS New Discovery    MFS Research       AMT Mid-Cap         AG MidCap Index     AG Money Market       AG Small Cap
     Series (2)        Series (1)    Growth Portfolio (2)        Fund (3)            Fund (1)         Index Fund (1)
 -----------------    ------------   --------------------    ----------------    ----------------    ----------------
      $15,199            $ 7,194           $    -                 $480,348             $23,892            $13,676
          (53)              (147)               -                      (62)                (85)              (276)
      -------            -------           ------                 --------             -------            -------
      $15,146            $ 7,047           $    -                 $480,286             $23,807            $13,400
      =======            =======           ======                 ========             =======            =======
      $     -            $     -           $    -                 $  2,285             $ 4,957            $    96
         (164)               (25)            (112)                  (1,684)               (674)               (61)
      -------            -------           ------                 --------             -------            -------
         (164)               (25)            (112)                     601               4,283                 35
      -------            -------           ------                 --------             -------            -------
        1,176                  -              351                       76                   -                  -
          661                  -                -                   48,664                   -              1,797
         (299)            (1,000)               -                  (26,555)                  -             (1,862)
      -------            -------           ------                 --------             -------            -------
        1,538             (1,000)             351                   22,185                   -                (65)
      -------            -------           ------                 --------             -------            -------
      $ 1,374            $(1,025)          $  239                 $ 22,786             $ 4,283            $   (30)
      =======            =======           ======                 ========             =======            =======

      $     -            $     -           $    -                 $      -             $11,977            $     -
            -                  -                -                        -                (622)                 -
      -------            -------           ------                 --------             -------            -------
            -                  -                -                        -              11,355                  -
      -------            -------           ------                 --------             -------            -------
            -                  -                -                        -                   -                  -
            -                  -                -                        -                   -                  -
            -                  -                -                        -                   -                  -
      -------            -------           ------                 --------             -------            -------
            -                  -                -                        -                   -                  -
      -------            -------           ------                 --------             -------            -------
      $     -            $     -           $    -                 $      -             $11,355            $     -
      =======            =======           ======                 ========             =======            =======

  North American -     PIMCO Short-
  AG Stock Index        Term Bond
     Fund (3)         Portfolio (1)
  ---------------     --------------
      $454,266           $56,522
           (92)                1
      --------           -------
      $454,174           $56,523
      ========           =======
      $  2,723           $ 1,702
        (1,649)             (111)
      --------           -------
         1,074             1,591
      --------           -------
        (1,282)               15
        17,725               203
       (47,464)              438
      --------           -------
       (31,021)              656
      --------           -------
      $(29,947)          $ 2,247
      ========           =======

      $      -           $     -
             -                 -
      --------           -------
             -                 -
      --------           -------
             -                 -
             -                 -
             -                 -
      --------           -------
             -                 -
      --------           -------
      $      -           $     -
      ========           =======


                                    VL-R-7

AMERICAN GENERAL LIFE INSURANCE COMPANY
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                           DIVISIONS
                                                                       -------------------------------------------------
                                                                                           Putnam VT         Putnam VT
                                                                       PIMCO Total         Diversified       Growth and
                                                                       Return Bond        Income Fund -     Income Fund -
                                                                       Portfolio (1)      Class IB (2)      Class IB (2)
                                                                       -------------      -------------     -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
  Investment securities - at market                                        $29,059          $1,010,105         $1,096,088
  Due to American General Life Insurance Company                             (619)                (270)              (476)
                                                                           -------          ----------         ----------
NET ASSETS                                                                 $28,440          $1,009,835         $1,095,612
                                                                           =======          ==========         ==========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Dividends from mutual funds                                              $   800          $   36,866         $   13,427

EXPENSES:
  Mortality and expense risk                                                  (106)             (3,599)            (3,790)
                                                                           -------          ----------         ----------
    NET INVESTMENT INCOME (LOSS)                                               694              33,267              9,637
                                                                           -------          ----------         ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) on investments                                        -                (956)            (3,150)
  Capital gain distributions from mutual funds                                 549                   -                  -
  Net unrealized appreciation (depreciation) of investments                    385             (23,788)           (27,674)
                                                                           -------          ----------         ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     934             (24,744)           (30,824)
                                                                           -------          ----------         ----------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ 1,628          $    8,523         $  (21,187)
                                                                           =======          ==========         ==========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                                              $     -          $        -         $        -

EXPENSES:
  Mortality and expense risk                                                     -                   -                  -
                                                                           -------          ----------         ----------
    NET INVESTMENT INCOME (LOSS)                                                 -                   -                  -
                                                                           -------          ----------         ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) on investments                                        -                   -                  -
  Capital gain distributions from mutual funds                                   -                   -                  -
  Net unrealized appreciation (depreciation) of investments                      -                   -                  -
                                                                           -------          ----------         ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       -                   -                  -
                                                                           -------          ----------         ----------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $     -          $        -         $        -
                                                                           =======          ==========         ==========

(1) Since inception May 2001
(2) Since inception January 2001

See accompanying notes.


                                    VL-R-8


                 DIVISIONS
--------------------------------------------
SAFECO RST-Growth
  Opportunities          Vanguard VIF REIT
  Portfolio (2)          Index Portfolio (1)
-------------------     ---------------------
     $265,859                  $30,181
          (51)                    (808)
     --------                  -------
     $265,808                  $29,373
     ========                  =======
     $      -                  $     -
         (811)                    (171)
     --------                  -------
         (811)                    (171)
     --------                  -------
          316                        -
        5,852                        -
       33,045                    2,710
     --------                  -------
       39,213                    2,710
     --------                  -------
     $ 38,402                  $ 2,539
     ========                  =======
     $      -                  $     -
            -                        -
     --------                  -------
            -                        -
     --------                  -------
            -                        -
            -                        -
            -                        -
     --------                  -------
            -                        -
     --------                  -------
     $      -                  $     -
     ========                  =======


                                    VL-R-9

AMERICAN GENERAL LIFE INSURANCE COMPANY
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                          DIVISIONS
                                                                 ---------------------------------------------------------
                                                                     AIM V.I.
                                                                   International        AIM V.I.Value           American
                                                                   Equity Fund -        Fund - Class I         Century VP
                                                                 Class I Share (1)        Shares (1)        Value Fund (2)
                                                                 -----------------      --------------      --------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                        $     87             $   (737)           $   (180)
 Net realized gain (loss) on investments                               (1,223)                (701)                  -
 Capital gain distributions from mutual funds                           5,653                6,540                   -
 Net unrealized appreciation (depreciation) of investments            (31,093)             (27,920)              2,135
                                                                     --------             --------            --------
  Increase (decrease) in net assets resulting from operations         (26,576)             (22,818)              1,955
                                                                     --------             --------            --------
PRINCIPAL TRANSACTIONS:
 Premiums                                                              97,598              146,396                   -
 Net transfers                                                        167,466              242,410              27,288
 Cost of insurance and other charges                                   (5,019)              (7,181)               (612)
 Administrative charges                                                (9,482)             (14,223)                  -
 Terminations and withdrawals                                         (12,277)             (20,965)                  -
                                                                     --------             --------            --------
  Increase in net assets resulting from principal transactions        238,286              346,437              26,676
                                                                     --------             --------            --------
 TOTAL INCREASE IN NET ASSETS                                         211,710              323,619              28,631

NET ASSETS:
 Beginning of period                                                        -                    -                   -
                                                                     --------             --------            --------
 End of period                                                       $211,710             $323,619            $ 28,631
                                                                     --------             --------            --------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
 Net investment income (loss)                                        $      -             $      -            $      -
                                                                     --------             --------            --------
  Increase (decrease) in net assets resulting from operations               -                    -                   -
                                                                     --------             --------            --------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                   -                    -                   -
 Net transfers                                                              -                    -                   -
 Cost of insurance and other charges                                        -                    -                   -
 Administrative charges                                                     -                    -                   -
 Terminations and withdrawals                                               -                    -                   -
                                                                     --------             --------            --------
  Increase in net assets resulting from principal transactions              -                    -                   -
                                                                     --------             --------            --------
 TOTAL INCREASE IN NET ASSETS                                               -                    -                   -

NET ASSETS:
 Beginning of period                                                        -                    -                   -
                                                                     --------             --------            --------
 End of Period                                                       $      -             $      -            $      -
                                                                     --------             --------            --------

(1) Since inception January 2001
(2) Since inception May 2001
(3) Since inception April 2001


    See accompanying notes.

                                    VL-R-10

                                                           DIVISIONS
----------------------------------------------------------------------------------------------------------------------------

     Dreyfus VIF        Dreyfus VIF           Fidelity VIP        Fidelity VIP        Fidelity VIP        Fidelity VIP
    Quality Bond         Small Cap           Asset Manager         Contrafund            Equity-              Growth
     Portfolio -         Portfolio -           Portfolio           Portfolio -      Income Portfolio -      Portfolio -
  Initial shares (1)  Initial shares (1)  Service Class 2 (3)  Service Class 2 (2)  Service Class 2 (2)   Service Class 2 (2)
  ------------------  ------------------  -------------------  -------------------  -------------------   -------------------
       $  9,081            $      3           $    (57)            $   (93)             $  (193)              $   (55)
              5                (420)               470                   -                 (110)                    -
          1,613              24,921                  -                   -                    -                     -
         (4,468)            (18,255)                 -                (752)              (4,062)               (1,754)
       --------            --------                                -------              -------               -------
          6,231               6,249                413                (845)              (4,365)               (1,809)
       --------            --------           --------             -------              -------               -------
         97,598             146,396                  -                   -                    -                     -
        189,096             276,718             18,076              19,100               69,345                17,303
         (5,995)             (8,412)              (194)               (407)              (1,178)                 (269)
         (9,482)            (14,223)                 -                   -                    -                     -
        (16,766)            (22,481)           (18,295)                  -                    -                     -
       --------            --------           --------             -------              -------               -------
        254,451             377,998               (413)             18,693               68,167                17,034
       --------            --------           --------             -------              -------               -------
        260,682             384,247                  -              17,848               63,802                15,225
              -                   -                  -                   -                    -                     -
       --------            --------           --------             -------              -------               -------
       $260,682            $384,247           $      -             $17,848              $63,802               $15,225
       ========            ========           ========             =======              =======               =======
       $      -            $      -           $      -             $     -              $     -               $     -
       --------            --------           --------             -------              -------               -------
              -                   -                  -                   -                    -                     -
       --------            --------           --------             -------              -------               -------
              -                   -                  -                   -                    -                     -
              -                   -                  -                   -                    -                     -
              -                   -                  -                   -                    -                     -
              -                   -                  -                   -                    -                     -
              -                   -                  -                   -                    -                     -
       --------            --------           --------             -------              -------               -------
              -                   -                  -                   -                    -                     -
       --------            --------           --------             -------              -------               -------
              -                   -                  -                   -                    -                     -

              -                   -                  -                   -                    -                     -
       --------            --------           --------             -------              -------               -------
       $      -            $      -           $      -             $     -              $     -               $     -
       --------            --------           --------             -------              -------               -------


      Janus Aspen            Janus Aspen
       Aggressive           International
        Growth                Growth
      Portfolio -            Portfolio -
   Service Shares (2)    Service Shares (2)
   ------------------    ------------------
       $   (41)              $    23
             -                     -
             -                     -
        (2,638)               (1,050)
       -------               -------
        (2,679)               (1,027)
       -------               -------
             -                     -
        13,643                 6,839
          (266)                  (98)
             -                     -
             -                     -
       -------               -------
        13,377                 6,741
       -------               -------
        10,698                 5,714
             -                     -
       -------               -------
       $10,698               $ 5,714
       =======               =======
       $     -               $     -
       -------               -------
             -                     -
       -------               -------
             -                     -
             -                     -
             -                     -
             -                     -
             -                     -
       -------               -------
             -                     -
       -------               -------
             -                     -

             -                     -
       -------               -------
       $     -               $     -
       -------               -------



                                    VL-R-11

AMERICAN GENERAL LIFE INSURANCE COMPANY
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                DIVISIONS
                                                                           ------------------------------------------------------
                                                                             Janus Aspen
                                                                              Worldwide          MFS Capital
                                                                           Growth Portfolio-    Opportunities      MFS Emerging
                                                                           Service Shares (1)    Series (2)      Growth Series (1)
                                                                           ------------------  -------------    -----------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                                 $   (36)           $   (117)            $   (30)
 Net realized gain (loss) on investments                                            -              (3,517)                  -
 Capital gain distributions from mutual funds                                       -               1,603                   -
 Net unrealized appreciation (depreciation) of investments                     (5,530)             (4,445)             (1,440)
                                                                              -------            --------             -------
  Increase (decrease) in net assets resulting from operations                  (5,566)             (6,476)             (1,470)
                                                                              -------            --------             -------
PRINCIPAL TRANSACTIONS
 Premiums                                                                           -                   -                   -
 Net transfers                                                                 37,127              45,380               9,828
 Cost of insurance and other charges                                             (650)               (964)               (162)
 Administrative charges                                                             -                   -                   -
 Terminations and withdrawals                                                       -             (16,033)                  -
                                                                              -------            --------             -------
  Increase in net assets resulting from principal transactions                 36,477              28,383               9,666
                                                                              -------            --------             -------
 TOTAL INCREASE IN NET ASSETS                                                  30,911              21,907               8,196

NET ASSETS:
 Beginning of period                                                                -                   -                   -
                                                                              -------            --------             -------
 End of period                                                                $30,911            $ 21,907             $ 8,196
                                                                              =======            ========             =======
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
 Net investment income (loss)                                                 $     -            $      -             $     -
                                                                              -------            --------             -------
  Increase (decrease) in net assets resulting from operations                       -                   -                   -
                                                                              -------            --------             -------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                           -                   -                   -
 Net transfers                                                                      -                   -                   -
 Cost of insurance and other charges                                                -                   -                   -
 Administrative charges                                                             -                   -                   -
 Terminations and withdrawals                                                       -                   -                   -
                                                                              -------            --------             -------
 TOTAL INCREASE IN NET ASSETS                                                       -                   -                   -
                                                                              -------            --------             -------
NET ASSETS:
 Beginning of period                                                                -                   -                   -
                                                                              -------            --------             -------
 End of Period                                                                $     -            $      -             $     -
                                                                              -------            --------             -------

(1) Since inception May 2001
(2) Since inception April 2001
(3) Since inception January 2001


    See accompanying notes.

                                    VL-R-12

                                                              DIVISIONS
   -----------------------------------------------------------------------------------------------------------------
                                           Neuberger
          MFS New                        Berman AMT Mid-    North American -    North American -    North American -
   Discovery Series (2)   MFS Research      Cap Growth       AG MidCap Index     AG Money Market      AG Small Cap
                           Series (1)      Portfolio (2)         Fund (3)           Fund              Index Fund (1)
   --------------------   ------------   ---------------    ----------------    ----------------    ----------------
       $   (164)            $   (25)      $   (112)             $    601         $     4,283             $    35
          1,176                   -            351                    76                   -                   -
            661                   -              -                48,664                   -               1,797
           (299)             (1,000)             -               (26,555)                  -              (1,862)
       --------             -------       --------              --------         -----------             -------
          1,374              (1,025)           239                22,786               4,283                 (30)
       --------             -------       --------              --------         -----------             -------
              -                   -              -               195,195           1,096,025                   -
         34,451               8,194         19,090               322,472          (3,309,474)             13,645
           (781)               (122)          (895)               (9,736)             (2,975)               (215)
              -                   -              -               (18,964)            (97,915)                  -
        (19,898)                  -        (18,434)              (31,467)                  -                   -
       --------             -------       --------              --------         -----------             -------
         13,772               8,072           (239)              457,500          (2,314,339)             13,430
       --------             -------       --------              --------         -----------             -------
         15,146               7,047              -               480,286          (2,310,056)             13,400
              -                   -              -                     -           2,333,863                   -
       --------             -------       --------              --------         -----------             -------
       $ 15,146             $ 7,047       $      -              $480,286         $    23,807             $13,400
       ========             =======       ========              ========         ===========             =======
       $      -             $     -       $      -              $      -         $    11,355             $     -
       --------             -------       --------              --------         -----------             -------
              -                   -              -                     -              11,355                   -
       --------             -------       --------              --------         -----------             -------
              -                   -              -                     -           2,514,576                   -
              -                   -              -                     -                   -                   -
              -                   -              -                     -             (14,160)                  -
              -                   -              -                     -            (177,908)                  -
              -                   -              -                     -                   -                   -
       --------             -------       --------              --------         -----------             -------
              -                   -              -                     -           2,322,508                   -
       --------             -------       --------              --------         -----------             -------
              -                   -              -                     -           2,333,863                   -
              -                   -              -                     -                   -                   -
       --------             -------       --------              --------         -----------             -------
       $      -             $     -       $      -              $      -         $ 2,333,863             $     -
       --------             -------       --------              --------         -----------             -------

                DIVISIONS
      -------------------------------

      North American -  PIMCO Short-
       AG Stock Index    Term Bond
          Fund (3)      Portfolio (1)
      ----------------  -------------
          $  1,074         $ 1,591
            (1,282)             15
            17,725             203
           (47,464)            438
          --------         -------
           (29,947)          2,247
          --------         -------
           195,195               -
           346,182          55,495
           (10,127)         (1,219)
           (18,964)              -
           (28,165)              -
          --------         -------
           484,121          54,276
          --------         -------
           454,174          56,523
                 -               -
          --------         -------
          $454,174         $56,523
          ========         =======
          $      -         $     -
          --------         -------
                 -               -
          --------         -------
                 -               -
                 -               -
                 -               -
                 -               -
                 -               -
          --------         -------
                 -               -
          --------         -------
                 -               -
                 -               -
          --------         -------
          $      -         $     -
          --------         -------

                                    VL-R-13

AMERICAN GENERAL LIFE INSURANCE COMPANY
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                                  -----------------------------------------------
                                                                                                    Putnam VT        Putnam VT
                                                                                   PIMCO Total     Diversified       Growth and
                                                                                   Return Bond    Income Fund -    Income Fund -
                                                                                  Portfolio (1)    Class IB (2)     Class IB (2)
                                                                                  -------------   --------------   --------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                                          $   694       $   33,267       $    9,637
 Net realized gain (loss) on investments                                                     -             (956)          (3,150)
 Capital gain distributions from mutual funds                                              549                -                -
 Net unrealized appreciation (depreciation) of investments                                 385          (23,788)         (27,674)
                                                                                       -------       ----------       ----------
  Increase (decrease) in net assets resulting from operations                            1,628            8,523          (21,187)
                                                                                       -------       ----------       ----------
PRINCIPAL TRANSACTIONS:
 Premiums                                                                                    -          558,168          558,167
 Net transfers                                                                          27,326          509,329          644,688
 Cost of insurance and other charges                                                      (514)         (16,425)         (18,861)
 Administrative charges                                                                      -          (49,760)         (49,760)
 Terminations and withdrawals                                                                -                -          (17,435)
                                                                                       -------       ----------       ----------
  Increase in net assets resulting from principal transactions                          26,812        1,001,312        1,116,799
                                                                                       -------       ----------       ----------
 TOTAL INCREASE IN NET ASSETS                                                           28,440        1,009,835        1,095,612

NET ASSETS:
 Beginning of period                                                                         -                -                -
                                                                                       -------       ----------       ----------
 End of period                                                                         $28,440       $1,009,835       $1,095,612
                                                                                       =======       ==========       ==========
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
 Net investment income (loss)                                                          $     -       $        -       $        -
                                                                                       -------       ----------       ----------
  Increase (decrease) in net assets resulting from operations                                -                -                -
                                                                                       -------       ----------       ----------
PRINCIPAL TRANSACTIONS
 Premiums                                                                                    -                -                -
 Net transfers                                                                               -                -                -
 Cost of insurance and other charges                                                         -                -                -
 Administrative charges                                                                      -                -                -
 Terminations and withdrawals                                                                -                -                -
                                                                                       -------       ----------       ----------
  Increase in net assets resulting from principal transactions                               -                -                -
                                                                                       -------       ----------       ----------
 TOTAL INCREASE IN NET ASSETS                                                                -                -                -

NET ASSETS:
 Beginning of period                                                                         -                -                -
                                                                                       -------       ----------       ----------
 End of Period                                                                         $     -       $        -       $        -
                                                                                       -------       ----------       ----------

(1) Since inception May 2001
(2) Since inception January 2001


    See accompanying notes.

                                    VL-R-14

                       DIVISIONS
          ----------------------------------
            SAFECO RST-
             Growth            Vanguard VIF
          Opportunities          REIT Index
          Portfolio (2)        Portfolio (1)
          -------------        -------------
                $ (811)          $  (171)
                   316                 -
                 5,852                 -
                33,045             2,710
             ---------           -------
                38,402             2,539
             ---------           -------
                97,596                 -
               161,698            27,285
                (5,506)             (451)
                (9,482)                -
               (16,900)                -
             ---------           -------
               227,406            26,834
             ---------           -------
               265,808            29,373
                     -                 -
             ---------           -------
             $ 265,808           $29,373
             =========           =======
             $       -           $     -
             ---------           -------
                     -                 -
             ---------           -------
                     -                 -
                     -                 -
                     -                 -
                     -                 -
                     -                 -
             ---------           -------
                     -                 -
             ---------           -------
                     -                 -
                     -                 -
             ---------           -------
             $       -           $     -
             ---------           -------



                                    VL-R-15

NOTES TO FINANCIAL STATEMENTS
CORPORATE AMERICA DIVISIONS
SEPARATE ACCOUNT VL-R

NOTE A - ORGANIZATION

  The Corporate America Variable Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in November 2000. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of sixty-five investment divisions at December 31, 2001.

  The forty-one Divisions, as of December 31, 2001, available to Corporate America Variable Life Insurance policy owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows: (1)

AIM VARIABLE INSURANCE FUNDS ("V.I.") - CLASS I SHARES:
  AIM V.I. International Equity Fund (2)
  AIM V.I. Value Fund (3)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP"):
  VP Value Fund

AYCO SERIES TRUST:
  Ayco Growth Fund (4) *

CREDIT SUISSE WARBURG PINCUS TRUST: (5)
  Small Cap Growth Portfolio (5) *

DREYFUS INVESTMENT PORTFOLIOS ("IP"):
  MidCap Stock Portfolio - Initial shares *

DREYFUS VARIABLE INVESTMENT FUND ("VIF"):
  Quality Bond Portfolio - Initial shares
  Small Cap Portfolio - Initial shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):
  VIP Asset Manager(SM) Portfolio - Service Class 2
  VIP Contrafund(R) Portfolio - Service Class 2
  VIP Equity-Income Portfolio - Service Class 2
  VIP Growth Portfolio  - Service Class 2

JANUS ASPEN SERIES - SERVICE SHARES:
  Aggressive Growth Portfolio
  International Growth Portfolio
  Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company Portfolio (6) *

MFS VARIABLE INSURANCE TRUST:
  MFS Capital Opportunities Series
  MFS Emerging Growth Series
  MFS New Discovery Series
  MFS Research Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):
  Mid-Cap Growth Portfolio

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
("NORTH AMERICAN - AG") (A RELATED PARTY):
  International Equities Fund  *
  MidCap Index Fund (7)
  Money Market Fund (7)
  Nasdaq-100(R) Index Fund  *
  Science & Technology Fund  *
  Small Cap Index Fund
  Stock Index Fund

PIMCO VARIABLE INSURANCE TRUST ADMINISTRATIVE CLASS:
  PIMCO Real Return Bond Portfolio (8) *
  PIMCO Short-Term Bond Portfolio (8)
  PIMCO Total Return Bond Portfolio (8)

PUTNAM VARIABLE TRUST - CLASS IB SHARES ("VT"):
  Putnam VT Diversified Income Fund - Class IB
  Putnam VT Growth and Income Fund - Class IB
  Putnam VT International Growth and Income Fund  - Class IB *

SAFECO RESOURCE SERIES TRUST ("RST"):
  Equity Portfolio *
  Growth Opportunities Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
  Equity Growth Portfolio *
  High Yield Portfolio *

VANGUARD VARIABLE INSURANCE FUND ("VIF"):
  High Yield Bond Portfolio *
  REIT Index Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST ("LIT") - CLASS I SHARES:
  Strategic Stock Portfolio (9) *

(1) Effective January 2, 2002, the following Franklin Templeton Variable Insurance Products Trust funds were added to the existing Divisions:
    Franklin U.S. Government Fund - Class 2; Mutual Shares Securities Fund - Class 2; Templeton International Securities Fund - Class 2. On May 1, 2002, Templeton International Securities Fund - Class 2 will change its name to Templeton Foreign Securities Fund - Class 2.
(2) Effective May 1, 2002, AIM V.I. International Equity Fund will change its name to AIM V.I. International Growth Fund.
(3) Effective May 1, 2002, AIM V.I. Value Fund will change its name to AIM V.I. Premier Equity Fund.
(4) Effective October 1, 2001, Ayco Large Cap Growth Fund I changed its name to Ayco Growth Fund.
(5) Effective October 1, 2001, Warburg Pincus changed its name to Credit Suisse Warburg Pincus Trust. Effective May 1, 2002, Credit Suisse Warburg Pincus Trust will change its name to Credit Suisse Trust, and the Small Company Growth Portfolio will change its name to Small Cap Growth Portfolio.
(6) Effective May 1, 2002, J.P. Morgan Small Company Portfolio will change its name to JPMorgan Small Company Portfolio.
(7) Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund.
(8) Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio and PIMCO Total Return Bond Portfolio will change its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
(9) Van Kampen Life Investment Trust is seeking approval of shareholders, as of a record date of February 15, 2002, for the reorganization of its series, the Strategic Stock Portfolio into another of its series, the Growth & Income Portfolio.

*   These divisions were not active as of December 31, 2001.

   Net premiums from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with policy owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Policy owners bear the complete risk of premium payments allocated to a Division.

                                    VL-R-16

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

  The accompanying financial statements of the Division of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Division and the methods of applying those principles are presented below. For the purpose of comparison with current year financials, certain line items have been reclassified in the 2000 statement of operations and statement of changes in net assets.

  SECURITY VALUATION - The investments in shares of the Fund listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

CONTRACT CHARGES

  DEDUCTIONS FROM PREMIUM PAYMENTS. We deduct from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services we perform and a premium tax that is applicable to us in your state or other jurisdiction. The amount we deduct in policy year 1 through 7 is 9% up to the "target premium" and 5% on any premium amounts in excess of the target premium. The amount we deduct in year 8 and thereafter is 5% of all premium payments. The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

  SEPARATE ACCOUNT CHARGES. Currently, daily charges at an annual rate of 0.35% on the accumulation value that is being invested in the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.10% will occur after policy year 10, and a further reduction of 0.10% will occur after policy year 20.

  Other charges paid to the Company include: deductions for monthly administrative charges, the cost of insurance, additional benefit riders, and surrender charges.

  The monthly administrative charge deduction is $7 for each policy in force.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

  Also, monthly charges are deducted, if you select additional benefits riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the contingent insureds or the specific coverage you chose under the rider.

  For each partial surrender made, we may in the future charge a $25 transaction fee to cover administrative services. No surrender charges or transaction fees were collected for the period ended December 31, 2001.

  USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VL-R-17

SEPARATE ACCOUNT VL-R - CORPORATE AMERICA DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:


                Divisions                                                                  Purchases          Sales
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund - Class I Shares                                       $  249,141       $    5,042
AIM V.I. Value Fund - Class I Shares                                                         360,876            7,706
American Century VP Value Fund                                                                27,286                -
Dreyfus VIF Quality Bond Fund - Initial shares                                               271,595            6,335
Dreyfus VIF Small Cap Portfolio - Initial shares                                             412,797            8,843
Fidelity VIP Asset Manager Portfolio - Service Class 2                                        18,080           18,551
Fidelity VIP Contrafund Portfolio - Service Class 2                                           19,100                -
Fidelity VIP Equity-Income Portfolio - Service Class 2                                        69,344            1,005
Fidelity VIP Growth Portfolio - Service Class 2                                               17,302                -
Janus Aspen Series Aggressive Growth Portfolio - Service Shares                               13,643                -
Janus Aspen Series International Growth Portfolio - Service Shares                             6,883                -
Janus Aspen Series Worldwide Growth Portfolio - Service Shares                                37,217                -
MFS Capital Opportunities Series                                                              46,873           16,915
MFS Emerging Growth Series                                                                     9,819                -
MFS New Discovery Series                                                                      35,028           20,706
MFS Research Series                                                                            8,194                -
Neuberger Berman AMT Mid-Cap Growth Portfolio                                                 18,097           18,448
North American - AG MidCap Index Fund                                                        520,408           13,581
North American - AG Money Market Fund                                                      1,043,228        3,353,357
North American - AG Small Cap Index Fund                                                      15,538                -
North American - AG Stock Index Fund                                                         515,017           12,005
PIMCO  Short-Term Bond Portfolio                                                              57,400            1,330
PIMCO  Total Return Bond Portfolio                                                            28,673                -
Putnam VT Diversified Income Fund - Class IB                                               1,056,086           21,237
Putnam VT Growth & Income Fund - Class IB                                                  1,167,397           40,485
Safeco RST-Growth Opportunities Portfolio                                                    239,432            6,935
Vanguard VIF REIT Index Portfolio                                                             27,471                -
                                                                                          ---------------------------
Total                                                                                     $6,291,925       $3,552,481
                                                                                          ===========================

                                    VL-R-18


NOTE E - INVESTMENTS


     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.

                                                                     Net                                               Unrealized
                                                                    Asset    Value of Shares     Cost of Shares       Appreciation/
                 Divisions                              Shares      Value       at Market             Held           (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
      AIM V.I. International Equity Fund              14,204.014    $14.91       $211,782           $242,875              $(31,093)
      AIM V.I. Value Fund                             13,899.275     23.35        324,548            352,468               (27,920)

American Century Variable Portfolios, Inc.:
-------------------------------------------
      VP Value Fund                                    3,954.525      7.44         29,422             27,286                 2,136

Dreyfus Variable Investment Fund:
---------------------------------
      Quality Bond Portfolio - Initial shares         22,937.241     11.37        260,796            265,265                (4,469)
      Small Cap Portfolio - Initial shares            10,967.213     35.13        385,278            403,533               (18,255)

Fidelity Variable Insurance Products Fund:
------------------------------------------
      VIP Contrafund Portfolio - Service Class 2         917.404     20.00         18,348             19,100                  (752)
      VIP Equity-Income Portfolio - Service Class 2    2,840.490     22.59         64,167             68,229                (4,062)
      VIP Growth Portfolio - Service Class 2             466.361     33.34         15,548             17,302                (1,754)

Janus Aspen Series - Service Shares:
------------------------------------
      Aggressive Growth Portfolio                        506.426     21.73         11,005             13,643                (2,638)
      International Growth Portfolio                     250.342     23.30          5,833              6,883                (1,050)
      Worldwide Growth Portfolio                       1,116.504     28.38         31,686             37,217                (5,531)

MFS Variable Insurance Trust:
-----------------------------
      MFS Capital Opportunities Series                 1,622.092     13.56         21,996             26,440                (4,444)
      MFS Emerging Growth Series                         466.025     17.98          8,379              9,819                (1,440)
      MFS New Discovery Series                           995.374     15.27         15,199             15,498                  (299)
      MFS Research Series                                502.386     14.32          7,194              8,194                (1,000)

North American Funds Variable Product Series I
----------------------------------------------
      MidCap Index Fund                               27,717.741     17.33        480,348            506,904               (26,556)
      Money Market Fund                               23,891.330      1.00         23,892             23,892                     -
      Small Cap Index Fund                             1,138.748     12.01         13,676             15,538                (1,862)
      Stock Index Fund                                14,011.920     32.42        454,266            501,730               (47,464)

PIMCO Variable Insurance Trust Administrative Class
---------------------------------------------------
      PIMCO Short-Term Bond Portfolio                  5,607.347     10.08         56,522             56,084                   438
      PIMCO Total Return Bond Portfolio                2,938.210      9.89         29,059             28,673                   386

                                    VL-R-19

SEPARATE ACCOUNT VL-R - CORPORATE AMERICA DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.



                                                                           Net        Value of                          Unrealized
                                                                          Asset      Shares at         Cost of         Appreciation/
                        Divisions                            Shares       Value        Market        Shares Held      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:
----------------------
      Putnam VT Diversified Income Fund - Class IB         115,440.606      8.75      1,010,105       1,033,893           (23,788)
      Putnam VT Growth and Income Fund - Class IB           46,761.437     23.44      1,096,088       1,123,762           (27,674)

SAFECO Resource Series Trust:
-----------------------------
      RST-Growth Opportunities Portfolio                    12,145.206     21.89        265,859         232,814            33,045

Vanguard Variable Insurance Fund:
---------------------------------
      REIT Index Portfolio                                   2,316.295     13.03         30,181          27,471             2,710

Total                                                                                $4,871,177      $5,064,513         $(193,336)
                                                                                     ==========      ==========         =========

                                    VL-R-20

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                                 DIVISIONS
                                     -----------------------------------------------------------------------------------------------
                                                                                                                        Fidelity VIP
                                                                                        Dreyfus VIF    Dreyfus VIF         Asset
                                          AIM V.I.        AIM V.I.                     Quality Bond     Small Cap          Manager
                                       International    Value Fund -     American       Portfolio -    Portfolio -       Portfolio -
                                       Equity Fund -      Class I       Century VP       Initial         Initial           Service
                                       Class I Shares     Shares        Value Fund        shares         shares            Class 2

Outstanding at beginning of period                   -             -               -              -                -              -
Net premiums                                15,451.820    19,421.030               -      7,611.460       14,237.690              -
Transfers between funds                     23,951.801    32,286.815       2,420.755     16,949.208       28,248.131      2,014.502
Cost of insurance and administrative
 charges                                      (700.789)     (976.487)       (59.940)       (426.402)        (715.991)       (44.852)
Terminations and withdrawals                (2,372.713)   (3,359.080)              -     (1,556.650)      (2,621.630)    (1,969.650)
                                           -----------    ----------       ---------     ----------      -----------     ----------
Outstanding at end of period                36,330.119    47,372.278       2,360.815     22,577.616       39,148.200              -
                                           ===========    ==========       =========     ==========      ===========     ===========


                                                                                         Janus Aspen      Janus Aspen
                                            Fidelity VIP  Fidelity VIP     Fidelity VIP  Aggressive      International  Janus Aspen
                                             Contrafund   Equity-Income       Growth       Growth           Growth       Worldwide
                                             Portfolio -  Portfolio -     Portfolio -    Portfolio -      Portfolio -      Growth
                                              Service       Service         Service       Service          Service      Portfolio -
                                              Class 2       Class 2         Class 2       Shares            Shares        Shares

Outstanding at beginning of period                   -             -               -              -                -              -
Net premiums                                         -             -               -              -                -              -
Transfers between funds                      2,187.172     6,809.912       2,117.589      2,348.687          850.960      4,549.695
Cost of insurance and administrative
 charges                                       (54.911)     (132.918)       (39.425)        (60.506)         (15.476)      (101.456)
Terminations and withdrawals                         -             -               -              -                -              -
                                           -----------    ----------       ---------     ----------      -----------     ----------
Outstanding at end of period                 2,132.261     6,676.994       2,078.164      2,288.181          835.484      4,448.239
                                           ===========    ==========       =========     ==========      ===========     ===========


                                                                                                            Neuberger       North
                                                                                                             Berman       American -
                                            MFS Capital    MFS Emerging       MFS New         MFS          AMT Mid-Cap    AG MidCap
                                           Opportunities     Growth         Discovery      Research          Growth         Index
                                               Series        Series          Series         Series          Portfolio       Fund

Outstanding at beginning of period                   -             -               -              -                -              -
Net premiums                                         -             -               -              -                -     17,638.483
Transfers between funds
Cost of insurance and administrative         5,792.035     1,629.000       4,133.122      1,016.024        2,965.745     32,137.928
 charges                                      (140.323)      (31.990)     (2,420.960)       (18.580)      (2,965.745)    (1,001.101)
Terminations and withdrawals                (2,433.750)            -               -              -                -     (3,396.650)
                                           -----------    ----------       ---------     ----------      -----------     ----------
Outstanding at end of period                 3,217.962     1,597.010       1,712.162        997.444                -     45,378.660
                                           ===========    ==========       =========     ==========      ===========     ==========

                                    VL-R-21

SEPARATE ACCOUNT VL-R - CORPORATE AMERICA DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                                DIVISIONS
                                        -------------------------------------------------------------------------------------------
                                         North          North          North                               Pimco        Putnam VT
                                       American -      American -    American -           Pimco            Total       Diversified
                                       AG Money      AG Small Cap     AG Stock          Short Term         Return        Income
                                        Market          Index          Index               Bond             Bond         Fund -
                                         Fund            Fund           Fund             Portfolio        Portfolio      Class IB

Outstanding at beginning of period      224,014.310             -              -                  -                -              -
Net premiums                             70,376.940             -     23,052.430                  -                -     49,989.820
Transfers between funds                (292,175.417)    1,371.614     41,249.606          5,400.192        2,604.708     50,963.505
Cost of insurance and administrative
 charges                                     (4.230)      (24.689)    (1,216.833)          (129.379)         (50.293)    (1,924.310)
Terminations and withdrawals                                    -     (4,013.029)                 -                -              -
                                       ------------     ---------    -----------         ----------        ---------    -----------
Outstanding at end of period              2,211.603     1,346.925     59,072.174          5,270.813        2,554.415     99,029.015
                                       ============     =========    ===========         ==========        =========    ===========


                                         Putnam VT     SAFECO RST-     Vanguard
                                        Growth and       Growth          REIT
                                        Income Fund   Opportunities     Index
                                        - Class IB      Portfolio      Portfolio

Outstanding at beginning of period                -             -              -
Net premiums                             52,832.020     9,975.500              -
Transfers between funds                  61,575.559    19,198.279              -
Cost of insurance and administrative
 charges                                 (2,112.314)     (607.319)     2,407.365
Terminations and withdrawals             (1,806.620)   (2,050.330)             -
                                       ------------   -----------     ----------
Outstanding at end of period            110,488.645    26,516.130      2,407.365
                                       ============   ===========     ==========


                                    VL-R-22

NOTE G - PER UNIT DATA

   A summary of unit values and units outstanding for variable account policies and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:


                                                                                             Investment
                                                                                               Income      Expense      Total
                 Divisions                            Units     Unit Value    Net Assets        Ratio       Ratio      Return
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
  AIM V.I. International Equity Fund (1)          36,330.119   $ 5.827403     $211,710         0.42%        0.35%      -21.33%
  AIM V.I. Value Fund (1)                         47,372.278     6.831401      323,619         0.17%        0.35%      -12.02%

American Century Variable Portfolios, Inc.:
-------------------------------------------
  VP Value Fund (2)                                2,360.815    12.127243       28,631         0.00%        0.35%        7.59%

Dreyfus Variable Investment Fund:
---------------------------------
  Quality Bond Portfolio - Initial shares (1)     22,577.616    11.546039      260,682         5.11%        0.35%        4.85%
  Small Cap Portfolio - Initial shares (1)        39,148.200     9.815186      384,247         0.45%        0.35%       -0.64%

Fidelity Variable Insurance Products Fund:
------------------------------------------
  VIP Contrafund Portfolio -
   Service Class 2 (2)                             2,132.261     8.370522       17,848         0.00%        0.35%       -4.15%
  VIP Equity-Income Portfolio -
   Service Class 2 (2)                             6,676.994     9.555480       63,802         0.00%        0.35%       -6.16%
  VIP Growth Portfolio - Service Class 2 (2)       2,078.164     7.326405       15,225         0.00%        0.35%      -10.33%

Janus Aspen Series - Service Shares:
------------------------------------
  Aggressive Growth Portfolio (2)                  2,288.181     4.675129       10,698         0.00%        0.35%      -19.52%
  International Growth Portfolio (2)                 835.484     6.839525        5,714         0.69%        0.35%      -14.91%
  Worldwide Growth Portfolio (2)                   4,448.239     6.949205       30,911         0.26%        0.35%      -14.84%

MFS Variable Insurance Trust:
-----------------------------
  MFS Capital Opportunities Series (3)             3,217.962     6.807688       21,907         0.01%        0.35%       -6.96%
  MFS Emerging Growth Series (2)                   1,597.010     5.132405        8,196         0.00%        0.35%      -14.85%
  MFS New Discovery Series (3)                     1,712.162     8.846180       15,146         0.00%        0.35%       13.77%
  MFS Research Series (2)                            997.444     7.065124        7,047         0.00%        0.35%      -12.40%

North American Funds Variable Product Series I:
-----------------------------------------------
  MidCap Index Fund (1)                           45,378.660    10.583965      480,286         0.61%        0.35%        4.52%
  Money Market Fund                                2,211.603    10.764479       23,807         0.42%        0.35%        3.32%
  Small Cap Index Fund (2)                         1,346.925     9.949061       13,400         0.71%        0.35%        0.01%
  Stock Index Fund (1)                            59,072.174     7.688472      454,174         0.76%        0.35%      -11.20%

PIMCO Variable Insurance Trust Administrative
---------------------------------------------
 Class:
-------
  PIMCO Short-Term Bond Portfolio (2)              5,270.813    10.723767       56,523         3.04%        0.35%        4.35%
  PIMCO Total Return Bond Portfolio (2)            2,554.415    11.133461       28,440         2.87%        0.35%        6.13%

(1) Since inception January 2001
(2) Since inception May 2001
(3) Since inecption April 2001



                                    VL-R-23

SEPARATE ACCOUNT VL-R - CORPORATE AMERICA DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - PER UNIT DATA - CONTINUED

   A summary of unit values and units outstanding for variable account policies and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:


                                                                                            Investment
                                                                                              Income     Expense        Total
                 Divisions                            Units      Unit Value   Net Assets       Ratio       Ratio        Return
--------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:
----------------------
  Putnam VT Diversified Income Fund -
   Class IB (1)                                    99,029.015    10.197369     1,009,835         4.85%       0.35%         1.71%
  Putnam VT Growth and Income Fund -
   Class IB (1)                                   110,488.650     9.916057     1,095,612         1.68%       0.35%        -5.20%

SAFECO Resource Series Trust:
-----------------------------
  RST Growth Opportunities Portfolio (1)           26,516.130    10.024357       265,808         0.00%       0.35%        20.27%

Vanguard Variable Insurance Fund
--------------------------------
  REIT Index Portfolio (2)                          2,407.365    12.201647        29,373         0.00%       0.35%         9.62%

Total                                                                         $4,862,641
                                                                             ===========

(1)   Since inception January 2001
(2)   Since inception May 2001


                                    VL-R-24

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                    PAGE TO
                                                                  SEE IN THIS
DEFINED TERM                                                      PROSPECTUS
------------                                                      -----------
AGL.............................................................       30
amount at risk..................................................        7
automatic rebalancing...........................................        6
basis...........................................................       33
beneficiary.....................................................       39
cash surrender value............................................       18
cash value accumulation test....................................       14
close of business...............................................       41
Code............................................................       31
Corporate America - Variable....................................        1
cost of insurance rates.........................................       40
daily charge....................................................        7
date of issue...................................................       41
death benefit option 1, option 2................................       13
dollar cost averaging...........................................        5
full surrender..................................................       18
Fund............................................................        2
guideline premium test..........................................       14
investment option...............................................        1
lapse...........................................................       15
loan, loan interest.............................................       19
maturity, maturity date.........................................       20
modified endowment contract.....................................       32
monthly deduction day...........................................       41
monthly insurance charge........................................        7
Mutual Fund.....................................................        2
partial surrender...............................................       19
payment option..................................................       20
planned periodic premium........................................       15
Policy..........................................................        1

                                                                    PAGE TO
                                                                  SEE IN THIS
DEFINED TERM                                                      PROSPECTUS
------------                                                      -----------
Policy loan.....................................................       19
Policy month, year..............................................       41
premium payments................................................        4
premiums........................................................        4
prospectus......................................................        1
reinstate, reinstatement........................................       15
SEC.............................................................        2
Separate Account................................................        1
Separate Account VL-R...........................................       30
seven-pay test..................................................       32
specified amount................................................       13
surrender.......................................................       18
telephone transactions..........................................       23
transfers.......................................................       16
valuation date, period..........................................       41

     We have filed a registration statement relating to Separate Account and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The Policy is not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

AIG American General
                                                                  Privacy Notice
--------------------------------------------------------------------------------

AIG/American General understands that your privacy is               .   We maintain physical, electronic and procedural safeguards
important. You have received this notice in accordance with             designed to protect nonpublic personal information.
applicable state and federal laws and because you are a
current or potential customer of one of our companies. This         .   We do not share nonpublic personal information about you
notice will help you understand what types of nonpublic                 except as permitted by law.
personal information we may collect, how we use it and what
we do to protect your privacy.                                      .   We may disclose all types of nonpublic personal information that we collect, including information regarding your
                                                                        transactions or experiences with us, when needed, to:

..  Our employees, representatives, agents and selected third            (i)   affiliated AIG/American General companies, including
   parties may collect nonpublic information about you, including             the American International Group family of companies,
                                                                              agents, employees, representatives and other third
   -   Information provided to us, such as on applications or                 parties as permitted by law; or
       other forms
                                                                        (ii)  other financial institutions with whom we have joint
   -   Information about transactions with us, our affiliates                 marketing agreements.
       or third parties
                                                                    .   Examples of the types of companies and individuals to whom
   -   Information from others, such as credit reporting                we may disclose nonpublic personal information include
       agencies, employers, and federal and state agencies              banks, attorneys, trustees, third-party administrators,
                                                                        insurance  agents, insurance companies, insurance support
..  The types of nonpublic personal information that we                  organizations, credit reporting agencies, registered
   collect vary according to the products provided and may              broker-dealers, auditors, regulators and reinsurers.
   include your name, address, Social Security number, account
   balances, income, assets, insurance premiums, coverage and       .   Unless authorized by you or by applicable law, we do not
   beneficiaries, credit reports, marital status and payment            share your personally identifiable health information.
   history. We also may collect nonpublic personal health
   information, such as medical reports, to underwrite insurance    .   Our privacy policy applies, to the extent required by law,
   policies, administer claims or perform other insurance or            to our agents and representatives when they are acting on
   related functions.                                                   behalf of AIG/American General.

..  We restrict access to nonpublic personal information to          .   You will receive appropriate notice if our privacy policy
   those employees, agents, representatives or third parties who        changes.
   provide products or services to you and who have been trained
   to handle nonpublic personal information in conformity with      .   Our privacy policy applies to current and former customers.
   this notice.

.. We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

This Privacy Notice is Provided To You For Informational Purposes Only. You Do
        Not Need To Call Or Take Any Action In Response To This Notice.

New Mexico and Vermont Residents Only:                                  Your authorization must be in writing. If you wish to
Following the law of your state, we will not disclose                   authorize us to disclose your nonpublic personal financial
nonpublic personal financial information about you to                   information to nonaffiliated third parties, you may write to
nonaffiliated third parties (other than as permitted by                 us at: American General Service Center, P.O. Box 4373,
law) unless you authorize us to make that disclosure.                   Houston, Texas 77210-4373.



                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII, for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     The facing sheet.
     Cross-Reference Table.
     Prospectus, consisting of 56 pages of text, plus 24 financial pages of Separate Account VL-R, plus 46 financial pages of American General Life Insurance Company.
     The undertaking to file reports.
     The Rule 484 undertaking.
     Representation pursuant to Section 26(e)(2)(A).
     The signatures.
     Written Consents of the following persons:

          Independent Auditors

The following exhibits:

1.   Exhibits required by Article IX, paragraph A of Form N-8B-2:

     (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

     (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

     (2)       Not applicable.

     (3)(a) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (16)

     (3)(b)    Form of Selling Group Agreement. (6)

     (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

     (4)       Not applicable.

     (5) Amended Specimen form of the "Corporate America" Variable Universal Life Insurance Policy (Policy Form No. 99301). (11)

     (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                   (2)

     (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

     (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (7)           Not applicable.

     (8)(a)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (8)(a)(ii) Form of Amendment Two to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated as of June 1, 1999. (11)

     (8)(b)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (8)(b)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (8)(b)(iii) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company.
                   (14)

     (8)(c)(i) Form of Participation Agreement Between American General Life Insurance Company and Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

     (8)(c)(ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

     (8)(d)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (8)(d)(ii) Form of Amendment Two to Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (11)

     (8)(d)(iii) Form of Amendment Five by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (14)

     (8)(e)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

     (8)(e)(ii) Amendment Number 1 to Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen America Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

     (8)(e)(iii) Form of Amendment Number 5 to Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., and Miller Anderson & Sherrerd LLP. (11)

     (8)(f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

     (8)(g)(i) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust, and Safeco Securities, Inc. (6)

     (8)(g)(ii) Form of Amendment Two to Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated and SAFECO Resources Resource Series Trust and SAFECO Securities, Inc. dated as of August 2, 1999.
                   (11)

     (8)(h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

     (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

     (8)(h)(iii) Form of Amendment Four to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Van Kampen Distributors, Inc. (11)

     (8)(i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (8)(j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc.
                   (12)

     (8)(k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (11)

     (8)(l) Form of Services Agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

     (8)(m) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

     (8)(n)(i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

     (8)(n)(ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company to the Dreyfus Corporation effective as of December 1, 1998. (4)

     (8)(o) Form of Administrative Service Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (12)

     (8)(p) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (13)

     (8)(q) Form of Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (14)

     (8)(r) Form of Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (14)

     (8)(s) Form of Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (14)

     (8)(t) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (14)

     (8)(u) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (14)

     (8)(v)(i) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (13)

     (8)(v)(ii) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (13)

     (8)(w) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (14)

     (8)(x) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (14)

     (8)(y) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (14)

     (8)(z) Form of Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company.
               (14)

     (8)(aa) Form of Service Contract by and between Fidelity Distributors Corporation and American General Life Insurance Company. (14)

     (8)(bb) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (14)

     (8)(cc) Form of Administrative Services Agreement by and between American General Life Insurance Company and Morgan Guaranty Trust Company of New York. (14)

     (8)(dd) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (14)

     (8)(ee) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (13)

     (8)(ff) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (14)

     (8)(gg) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (14)

     (8)(hh) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (14)

     (9)       Not applicable.

     (10)(a) Specimen form of application for life insurance issued by American General Life Insurance Company. (1)

     (10)(b)   Application for Life Insurance. (11)

     (10)(c)      Form of amended Service Request Form. (17)

     (10)(d)      Consent Form. (11)

     (10)(e)      Specimen Form of amended Supplemental Application. (17)

     (10)(f) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                  (15)

     (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.


     2.     Other Exhibits

            2(a) Opinion and Consent of Pauletta P. Cohn, Deputy General Counsel of American General Life Companies. (11)

            2(b) Opinion and Consent of American General Life Insurance Company's actuary. (11)

            3     Not applicable.

            4     Not applicable.

            5     Financial Data Schedule. (Not applicable)

            6     Consent of Independent Auditors. (Filed herewith)

            7     Powers of Attorney. (Filed on signature pages)

            27 Financial Data Schedule. (Inapplicable, because no financial statements of the Separate Account are being filed herewith)

------------------------------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement of American General Life Insurance Company Separate Account A (File No. 33-44745) filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(14) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(17) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on April 17, 2001.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 26th day of April, 2002.


                                        AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                   BY:  AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)



                                   BY:  /s/ ROBERT F. HERBERT, JR.
                                        --------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                          Controller


[SEAL]



ATTEST:   /s/ LAUREN W. JONES
          -------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                    Date
---------                               -----                    ----
/s/ RODNEY O. MARTIN, JR.               Director and Chairman    April 26, 2002
-------------------------
Rodney O. Martin, Jr.



/s/ ROYCE G. IMHOFF, II                 Director and President   April 26, 2002
-----------------------
Royce G. Imhoff, II



/s/ DAVID L. HERZOG                     Director and Chief       April 26, 2002
-------------------                     Financial Officer
David L. Herzog



/s/ DAVID J. DIETZ                      Director                 April 26, 2002
------------------
David J. Dietz



/s/ ROBERT F. HERBERT, JR.              Director                 April 26, 2002
--------------------------
Robert F. Herbert, Jr.



/s/ GARY D. REDDICK                     Director                 April 26, 2002
-------------------
Gary D. Reddick



/s/ R. KENDALL NOTTINGHAM               Director                 April 26, 2002
-------------------------
R. Kendall Nottingham



/s/ NICHOLAS A. O'KULICH                Director                 April 26, 2002
------------------------
Nicholas A. O'Kulich

EXHIBIT INDEX

The following exhibits:

        Other Exhibits

               6      Consent of Independent Auditors.

                                      E-1